UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments.

Schedule of investments

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio
July 31, 2014 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed Security – 0.32%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	19,257	$20,984
Total Agency Asset-Backed Security
(cost $19,070)		20,984

Agency Collateralized Mortgage Obligations – 1.39%
Fannie Mae REMICs
Series 2010-35 AB
5.00% 11/25/49	6,777	7,245
Series 2011-105 FP
0.555% 6/25/41 •	39,520	39,351
Series 2011-134 PA
4.00% 9/25/40	4,940	5,194
Series 2012-19 HB
4.00% 1/25/42	10,490	10,833
Freddie Mac REMICs
Series 3800 AF
0.652% 2/15/41 •	29,557	29,692
Total Agency Collateralized Mortgage
Obligations (cost $92,179)		92,315

Agency Mortgage-Backed Securities – 23.47%
Fannie Mae
5.50% 1/1/36	2,426	2,708
Fannie Mae ARM
2.415% 5/1/43 •	2,746	2,727
2.546% 6/1/43 •	998	998
3.201% 4/1/44 •	4,935	5,073
3.279% 3/1/44 •	4,975	5,139
3.296% 9/1/43 •	3,797	3,902
Fannie Mae S.F. 15 yr
2.50% 7/1/27	694	699
2.50% 2/1/28	14,789	14,905
2.50% 5/1/28	1,757	1,774
3.00% 3/1/27	75,030	77,539
3.50% 7/1/26	2,473	2,610
4.00% 6/1/25	5,482	5,864
4.00% 11/1/25	29,822	31,916
4.00% 12/1/26	2,008	2,142
4.00% 5/1/27	5,468	5,850
4.50% 4/1/18	319	337
4.50% 8/1/19	1,918	2,028
5.00% 1/1/20	1,729	1,838
5.00% 6/1/20	204	215
5.00% 12/1/20	643	691
5.00% 2/1/21	1,353	1,429
5.00% 6/1/23	707	766
6.00% 12/1/20	420	444
Fannie Mae S.F. 15 yr TBA
2.50% 8/1/29	115,000	115,697
3.00% 8/1/29	2,000	2,062
3.50% 8/1/29	39,000	41,102
Fannie Mae S.F. 20 yr
3.00% 2/1/33	5,419	5,487
3.00% 8/1/33	1,887	1,911
3.50% 9/1/33	1,899	1,969
4.00% 1/1/31	893	952
4.00% 2/1/31	2,231	2,379
5.00% 11/1/23	282	311
5.50% 12/1/29	895	995
6.00% 12/1/21	244	274
6.00% 9/1/29	1,641	1,856
Fannie Mae S.F. 30 yr
3.00% 10/1/42	42,123	41,425
3.00% 12/1/42	8,705	8,560
3.00% 1/1/43	16,209	15,930
3.00% 4/1/43	10,170	9,991
3.00% 5/1/43	37,504	36,841
3.50% 3/1/43	5,493	5,617
4.00% 7/1/41	8,547	9,014
4.00% 8/1/43	941	992
4.50% 7/1/36	768	827
4.50% 11/1/40	2,942	3,175
4.50% 3/1/41	7,554	8,155
4.50% 4/1/41	6,850	7,396
4.50% 10/1/41	6,356	6,862
4.50% 11/1/41	3,979	4,296
4.50% 12/1/43	939	1,013
4.50% 5/1/44	1,994	2,152
5.00% 9/1/33	1,567	1,731
5.00% 2/1/35	16,049	17,737
5.00% 7/1/35	1,286	1,421
5.00% 10/1/35	3,004	3,319
5.00% 11/1/35	929	1,027
5.00% 8/1/37	3,034	3,354
5.00% 2/1/38	919	1,015
5.50% 12/1/32	199	222
5.50% 2/1/33	2,442	2,734
5.50% 4/1/34	874	979
5.50% 8/1/34	272	305
5.50% 11/1/34	1,150	1,290
5.50% 1/1/35	262	293
5.50% 2/1/35	2,273	2,562
5.50% 3/1/35	201	224
5.50% 5/1/35	1,558	1,744

(continues)      NQ-DPT-197 [7/14] 9/14 (13134) 1

Schedule of investments

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 5/1/36	468	$522
5.50% 7/1/36	1,188	1,329
5.50% 1/1/37	1,669	1,869
5.50% 8/1/37	4,300	4,810
5.50% 2/1/38	1,668	1,865
5.50% 9/1/38	2,954	3,295
5.50% 12/1/38	7,224	8,089
5.50% 10/1/39	8,242	9,126
6.00% 7/1/35	4,807	5,421
6.00% 10/1/35	5,014	5,642
6.00% 6/1/36	432	487
6.00% 8/1/37	6,889	7,766
6.00% 9/1/37	565	636
6.00% 4/1/38	3,537	3,972
6.00% 5/1/38	15,531	17,457
6.00% 7/1/38	160	179
6.00% 10/1/38	3,579	4,014
6.00% 1/1/39	1,776	1,997
6.00% 9/1/39	14,005	15,731
6.00% 10/1/39	846	954
6.00% 3/1/40	461	517
6.00% 4/1/40	20	23
6.00% 5/1/41	2,407	2,708
6.50% 11/1/36	1,025	1,151
6.50% 10/1/39	1,457	1,636
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/44	237,000	230,947
3.50% 8/1/44	60,000	61,132
3.50% 9/1/44	25,000	25,399
4.00% 8/1/44	25,000	26,284
4.00% 9/1/44	211,000	221,215
4.50% 8/1/44	106,000	114,126
4.50% 9/1/44	82,000	88,085
5.00% 10/1/44	32,000	35,130
5.50% 9/1/44	24,000	26,579
Freddie Mac ARM
2.527% 1/1/44 •	9,039	9,215
Freddie Mac S.F. 15 yr
4.00% 8/1/25	1,379	1,472
4.50% 8/1/24	2,816	3,021
4.50% 7/1/25	568	609
4.50% 6/1/26	1,265	1,351
5.50% 6/1/20	404	432
Freddie Mac S.F. 20 yr
3.50% 1/1/34	4,807	4,968
Freddie Mac S.F. 30 yr
3.00% 10/1/42	4,291	4,219
3.00% 11/1/42	3,557	3,504
4.50% 10/1/39	1,743	1,875
4.50% 3/1/42	14,973	16,112
5.50% 12/1/34	377	423
5.50% 1/1/35	8,190	9,162
5.50% 6/1/36	139	154
5.50% 1/1/37	7,782	8,625
6.00% 2/1/36	792	896
6.00% 1/1/38	563	631
6.00% 6/1/38	1,448	1,624
6.00% 8/1/38	8,889	10,040
6.50% 4/1/39	1,554	1,751
GNMA I S.F. 30 yr
5.00% 6/15/40	756	831
Total Agency Mortgage-Backed Securities
(cost $1,555,548)		1,559,800

Commercial Mortgage-Backed Securities – 2.09%
Citigroup Commercial
Mortgage Trust
Series 2014-GC23 AS
3.863% 7/10/47	10,000	10,299
Credit Suisse Commercial
Mortgage Trust
Series 2006-C1 AAB
5.463% 2/15/39 •	5,596	5,654
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.615% 11/25/49 #•	10,000	10,725
Series 2012-K708 B 144A
3.759% 2/25/45 #•	10,000	10,358
Series 2013-K712 B 144A
3.368% 5/25/45 #•	30,000	30,386
Series 2013-K713 B 144A
3.165% 4/25/46 #•	20,000	19,944
Goldman Sachs Mortgage
Securities II
Series 2005-GG4 A4A
4.751% 7/10/39	14,088	14,293
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-LDP5 D
5.392% 12/15/44 •	10,000	10,385
Series 2006-LDP8 AM
5.44% 5/15/45	25,000	26,976
Total Commercial Mortgage-Backed
Securities (cost $138,912)		139,020

2 NQ-DPT-197 [7/14] 9/14 (13134)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds – 37.46%
Banking – 7.40%
Abbey National Treasury
Services 3.05% 8/23/18	25,000	$25,985
Bank of America
4.00% 4/1/24	55,000	55,875
Bank of New York Mellon
3.40% 5/15/24	40,000	40,259
Citigroup 4.00% 8/5/24	10,000	9,845
City National 5.25% 9/15/20	5,000	5,577
Fifth Third Bancorp
4.30% 1/16/24	30,000	31,266
Goldman Sachs Group
3.85% 7/8/24	20,000	19,933
HSBC Holdings
4.00% 3/30/22	15,000	15,922
JPMorgan Chase
4.85% 2/1/44	25,000	26,223
6.75% 8/29/49 •	20,000	21,450
Morgan Stanley
2.375% 7/23/19	5,000	4,964
5.00% 11/24/25	50,000	53,330
Northern Trust
3.95% 10/30/25	10,000	10,400
PNC Funding 5.625% 2/1/17	23,000	25,311
Santander Holdings USA
3.45% 8/27/18	5,000	5,241
State Street 3.10% 5/15/23	10,000	9,825
SunTrust Bank
2.35% 11/1/18	5,000	5,046
SVB Financial Group
5.375% 9/15/20	15,000	16,877
US Bancorp 3.70% 1/30/24	35,000	36,178
Wells Fargo
4.10% 6/3/26	40,000	40,406
4.48% 1/16/24	5,000	5,298
5.90% 12/29/49 •	15,000	15,705
Zions Bancorp
4.50% 3/27/17	10,000	10,620
		491,536
Basic Industry – 3.30%
CF Industries
5.15% 3/15/34	10,000	10,642
6.875% 5/1/18	20,000	23,328
Dow Chemical
8.55% 5/15/19	25,000	31,872
Eastman Chemical
4.65% 10/15/44	25,000	24,771
Georgia-Pacific
8.00% 1/15/24	10,000	13,457
International Paper
3.65% 6/15/24	10,000	9,893
6.00% 11/15/41	5,000	5,842
Lubrizol 5.50% 10/1/14	5,000	5,041
Monsanto 4.40% 7/15/44	25,000	25,052
Mosaic 5.625% 11/15/43	20,000	22,572
Rio Tinto Finance U.SA.
3.50% 11/2/20	15,000	15,639
Rock-Tenn
3.50% 3/1/20	5,000	5,115
4.00% 3/1/23	10,000	10,213
Weyerhaeuser
4.625% 9/15/23	10,000	10,753
Yamana Gold 144A
4.95% 7/15/24 #	5,000	5,011
		219,201
Brokerage – 0.53%
Jefferies Group
6.45% 6/8/27	19,000	21,495
Lazard Group
6.85% 6/15/17	12,000	13,636
		35,131
Capital Goods – 1.24%
Caterpillar
3.40% 5/15/24	5,000	5,036
4.30% 5/15/44	30,000	30,162
Crane 4.45% 12/15/23	20,000	21,007
Ingersoll-Rand Global Holding
4.25% 6/15/23	25,000	26,386
		82,591
Communications – 2.53%
AT&T 4.80% 6/15/44	30,000	30,516
Crown Castle Towers 144A
4.883% 8/15/20 #	20,000	22,154
DIRECTV Holdings
4.45% 4/1/24	25,000	26,238
SES Global Americas
Holdings 144A
5.30% 3/25/44 #	20,000	21,252
Time Warner 3.55% 6/1/24	20,000	19,736
Time Warner Cable
8.25% 4/1/19	10,000	12,574
Verizon Communications
5.15% 9/15/23	15,000	16,631
6.55% 9/15/43	15,000	18,907
		168,008

(continues)     NQ-DPT-197 [7/14] 9/14 (13134) 3

Schedule of investments

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 2.90%
Bed Bath & Beyond
4.915% 8/1/34	5,000	$5,055
5.165% 8/1/44	5,000	4,998
Delphi 4.15% 3/15/24	10,000	10,241
eBay 3.45% 8/1/24	10,000	9,907
Host Hotels & Resorts
3.75% 10/15/23	20,000	19,791
Hyundai Capital
America 144A
2.55% 2/6/19 #	5,000	5,057
International Game
Technology
5.35% 10/15/23	10,000	10,373
Magna International
3.625% 6/15/24	25,000	25,160
Marriott International
3.375% 10/15/20	5,000	5,153
QVC 4.375% 3/15/23	10,000	10,067
Signet UK Finance
4.70% 6/15/24	10,000	10,172
Target
2.30% 6/26/19	5,000	5,025
3.50% 7/1/24	25,000	25,143
TRW Automotive 144A
4.45% 12/1/23 #	10,000	10,200
Viacom 5.25% 4/1/44	20,000	21,056
Wyndham Worldwide
4.25% 3/1/22	15,000	15,302
		192,700
Consumer Non-Cyclical – 3.16%
Actavis Funding 144A
3.85% 6/15/24 #	25,000	24,997
Amgen 3.625% 5/22/24	35,000	35,137
Boston Scientific
2.65% 10/1/18	5,000	5,084
6.00% 1/15/20	5,000	5,794
CareFusion 6.375% 8/1/19	10,000	11,638
Celgene 3.95% 10/15/20	10,000	10,478
Express Scripts Holding
2.25% 6/15/19	5,000	4,955
3.50% 6/15/24	15,000	14,825
Gilead Sciences
3.70% 4/1/24	15,000	15,407
McKesson 3.796% 3/15/24	25,000	25,434
PepsiCo 3.60% 3/1/24	15,000	15,418
Quest Diagnostics
2.70% 4/1/19	5,000	5,026
Thermo Fisher Scientific
4.15% 2/1/24	25,000	25,983
Zoetis 3.25% 2/1/23	10,000	9,889
		210,065
Electric – 3.98%
Ameren Illinois
9.75% 11/15/18	35,000	45,744
American Transmission
Systems 144A
5.25% 1/15/22 #	5,000	5,456
Berkshire Hathaway Energy
3.75% 11/15/23	15,000	15,401
Cleveland Electric Illuminating
5.50% 8/15/24	5,000	5,782
Electricite de France 144A
4.60% 1/27/20 #	10,000	11,084
Entergy Louisiana
4.05% 9/1/23	10,000	10,603
Exelon Generation
4.25% 6/15/22	10,000	10,385
Great Plains Energy
5.292% 6/15/22	10,000	11,420
Integrys Energy Group
6.11% 12/1/66 •	10,000	10,207
ITC Holdings 3.65% 6/15/24	5,000	4,983
LG&E & KU Energy
3.75% 11/15/20	5,000	5,233
4.375% 10/1/21	15,000	16,108
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 •	10,000	9,981
NextEra Energy Capital
Holdings
2.40% 9/15/19	25,000	25,094
3.625% 6/15/23	5,000	5,035
Pennsylvania Electric
5.20% 4/1/20	10,000	11,002
Public Service New Hampshire
3.50% 11/1/23	5,000	5,147
SCANA 4.125% 2/1/22	5,000	5,191
Southwestern Electric Power
6.45% 1/15/19	30,000	35,184
Wisconsin Energy
6.25% 5/15/67 •	15,000	15,462
		264,502
Energy – 2.12%
Anadarko Petroleum
3.45% 7/15/24	5,000	4,962

4 NQ-DPT-197 [7/14] 9/14 (13134)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Continental Resources
4.50% 4/15/23	30,000	$32,016
Pride International
6.875% 8/15/20	25,000	30,104
Statoil 2.90% 11/8/20	5,000	5,109
Total Capital 4.45% 6/24/20	30,000	33,267
Williams 4.55% 6/24/24	10,000	9,983
Woodside Finance 144A
8.75% 3/1/19 #	20,000	25,238
		140,679
Finance Companies – 0.78%
General Electric Capital
3.45% 5/15/24	40,000	40,158
6.00% 8/7/19	10,000	11,760
		51,918
Insurance – 2.41%
Allstate 5.75% 8/15/53 •	5,000	5,387
American International Group
2.30% 7/16/19	40,000	39,793
Berkshire Hathaway Finance
2.90% 10/15/20	30,000	30,664
Chubb 6.375% 3/29/67 •	5,000	5,537
Highmark 144A
4.75% 5/15/21 #	5,000	5,085
Liberty Mutual Group 144A
4.25% 6/15/23 #	20,000	20,604
MetLife 6.40% 12/15/36	20,000	22,516
Prudential Financial
3.50% 5/15/24	15,000	14,949
3.875% 1/14/15	5,000	5,078
5.875% 9/15/42 •	10,000	10,875
		160,488
Natural Gas – 2.26%
El Paso Pipeline Partners
Operating 4.30% 5/1/24	25,000	25,124
Energy Transfer Partners
5.15% 2/1/43	5,000	5,039
5.95% 10/1/43	25,000	27,888
EnLink Midstream Partners
4.40% 4/1/24	30,000	31,421
Enterprise Products Operating
7.034% 1/15/68 •	15,000	17,095
Kinder Morgan Energy
Partners 9.00% 2/1/19	5,000	6,354
NiSource Finance
6.125% 3/1/22	5,000	5,917
Plains All American Pipeline
8.75% 5/1/19	5,000	6,393
Sunoco Logistics Partners
Operations
3.45% 1/15/23	15,000	14,665
TransCanada PipeLines
6.35% 5/15/67 •	10,000	10,445
		150,341
Real Estate – 1.05%
Alexandria Real Estate
Equities
4.50% 7/30/29	5,000	5,048
4.60% 4/1/22	10,000	10,544
CBL & Associates
5.25% 12/1/23	5,000	5,342
Corporate Office Properties
3.60% 5/15/23	5,000	4,795
5.25% 2/15/24	5,000	5,348
Digital Realty Trust
5.875% 2/1/20	5,000	5,567
Excel Trust 4.625% 5/15/24	5,000	5,106
Healthcare Trust of America
Holdings 3.375% 7/15/21	15,000	14,927
Regency Centers
5.875% 6/15/17	7,000	7,832
WP Carey 4.60% 4/1/24	5,000	5,161
		69,670
Technology – 2.39%
Apple 3.45% 5/6/24	45,000	45,366
Broadcom
3.50% 8/1/24	5,000	4,972
4.50% 8/1/34	5,000	5,083
Hewlett-Packard
1.174% 1/14/19 •	5,000	5,045
Microsoft 2.125% 11/15/22	5,000	4,748
National Semiconductor
6.60% 6/15/17	10,000	11,496
NetApp 3.25% 12/15/22	5,000	4,825
Oracle
3.40% 7/8/24	10,000	9,978
4.30% 7/8/34	15,000	15,243
Seagate HDD Cayman 144A
4.75% 1/1/25 #	10,000	9,900
Tyco Electronics Group
3.45% 8/1/24	25,000	24,810
Xerox 5.625% 12/15/19	15,000	17,094
		158,560

(continues)     NQ-DPT-197 [7/14] 9/14 (13134) 5

Schedule of investments

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Transportation – 1.41%
Burlington Northern Santa Fe
3.00% 3/15/23	15,000	$14,730
4.90% 4/1/44	20,000	21,336
ERAC USA Finance 144A
4.50% 8/16/21 #	10,000	10,847
Norfolk Southern
3.85% 1/15/24	30,000	31,128
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 t	10,000	9,997
United Parcel Service
5.125% 4/1/19	5,000	5,681
		93,719
Total Corporate Bonds (cost $2,419,864)		2,489,109

Non-Agency Asset-Backed Securities – 1.01%
Ally Master Owner Trust
Series 2014-2 A
0.522% 1/16/18 •	10,000	10,006
Fifth Third Auto Trust
Series 2014-2 A2B
0.312% 4/17/17 •	25,000	25,082
Ford Credit Floorplan Master
Owner Trust A
Series 2014-1 A2
0.552% 2/15/19 •	10,000	10,005
GE Equipment Transportation
Series 2014-1 A3
0.97% 4/23/18	10,000	9,980
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35 #•	1,917	1,917
Mid-State Trust XI
Series 11 A1
4.864% 7/15/38	9,821	10,467
Total Non-Agency Asset-Backed Securities
(cost $66,309)		67,457

U.S. Treasury Obligations – 33.08%
U.S. Treasury Bonds
2.50% 5/15/24	495,000	492,641
3.375% 5/15/44	105,000	106,280
U.S. Treasury Notes
0.094% 4/30/16 •	1,390,000	1,390,111
1.625% 6/30/19	210,000	208,728
Total U.S. Treasury Obligations
(cost $2,196,982)		2,197,760

	Number of
	Shares
Preferred Stock – 0.27%
Alabama Power 5.625%	620	15,215
Integrys Energy Group
6.00% •	100	2,573
Total Preferred Stock (cost $17,597)		17,788

	Principal
	amount°
Short-Term Investments – 15.91%
Discount Notes – 6.89%≠
Federal Home Loan Bank
0.05% 8/14/14	232,253	232,251
0.05% 8/15/14	39,867	39,867
0.06% 8/18/14	122,289	122,288
0.075% 11/19/14	63,282	63,268
		457,674
Repurchase Agreements – 7.99%
Bank of America Merrill Lynch
0.04%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $165,724
(collateralized by U.S.
government obligations
0.00% - 0.375% 6/25/15
- 2/15/24; market value
$169,038)	165,724	165,724
Bank of Montreal
0.07%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $55,241
(collateralized by U.S.
government obligations
0.00% - 4.375% 8/21/14
- 11/15/43; market value
$56,346)	55,241	55,241
BNP Paribas
0.07%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $310,036
(collateralized by U.S.
government obligations
0.00% - 2.75% 8/7/14-
11/15/23; market value
$316,236)	310,035	310,035
		531,000

U.S. Treasury Obligation – 1.03%≠
U.S. Treasury Bill 0.093%
11/13/14	68,414	68,407

6 NQ-DPT-197 [7/14] 9/14 (13134)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
U.S. Treasury Obligation≠ (continued)
U.S. Treasury Bill 0.093%
11/13/14	68,414	68,407
		68,407

Total Short-Term Investments
(cost $1,057,063)		1,057,081

Total Value of
Securities – 115.00%
(cost $7,563,524)		$7,641,314

Liabilities Net of Receivables and Other
Assets – (15.00%)		(996,946)
Net Assets – 100.00%		$6,644,368
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2014, the aggregate value of Rule 144A securities was $250,215, which represents 3.77% of the Portfolio’s net assets. See Note 5 in “Notes.”
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of July 31, 2014. Interest rates reset periodically.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
MASTR – Mortgage Asset Securitization Transactions, Inc.
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

NQ-DPT-197 [7/14] 9/14 (13134) 7

Notes

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio
July 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Core Focus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no position for federal income tax is required in the Portfolio’s financial statements. In regards to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception of the Portfolio.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2014.

To Be Announced Trades (TBA) — The Portfolio may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Portfolio’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Portfolio to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolio on such purchases until the securities are delivered; however the market value may change prior to delivery.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

8 NQ-DPT-197 [7/14] 9/14 (13134)

(Unaudited)

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At July 31, 2014, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$7,564,141
Aggregate unrealized appreciation	$86,024
Aggregate unrealized depreciation	(8,851)
Net unrealized appreciation	$77,173

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Inputs are significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-197 [7/14] 9/14 (13134) 9

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage Backed Securities[1]	$—	$1,864,204	$15,372	$1,879,576
Corporate Debt	—	2,489,109	—	2,489,109
Preferred Stock	17,788	—	—	17,788
U.S. Treasury Obligations	—	2,197,760	—	2,197,760
Short-Term Investments	—	1,057,081	—	1,057,081
Total	$17,788	$7,608,154	$15,372	$7,641,314

1Security type is valued across multiple levels. The amount attributed to Level 3 investments represents less than 1% of the total market value of the security type.

During the period ended July 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolio may use futures in the normal course of pursuing its investment objective. The Portfolio invests in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Portfolio because futures are exchange-traded and the exchange’s clearing house, as counterparty to all exchange-traded futures, guarantees against default. No financial futures contracts were outstanding at July 31, 2014.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments Family of Funds®, may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

10 NQ-DPT-197 [7/14] 9/14 (13134)

(Unaudited)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent, and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2014, the Portfolio had no securities out on loan.

5. Credit and Market Risk

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

NQ-DPT-197 [7/14] 9/14 (13134) 11

(Unaudited)

5. Credit and Market Risk (continued)

The Portfolio invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2014, no securities held by the Portfolio have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the “Schedule of investments.”

6. Subsequent Events

On Aug. 20, 2014, the Board of Trustees responsible for The Core Focus Fixed Income Portfolio voted and approved a proposal to liquidate and dissolve the Portfolio. The liquidation and dissolution is expected to take effect on or about October 31, 2014. Effective at the close of business on August 21, 2014, the Portfolio will be closed to new investors. The Portfolio will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until five business days before the liquidation date. Please read the prospectus and related supplements dated August 21, 2014 for more information concerning this event.

With the exception of the event described above, management has determined that no other material events or transactions occurred subsequent to July 31, 2014 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

12 NQ-DPT-197 [7/14] 9/14 (13134)

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
July 31, 2014 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed Security – 0.19%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	134,798	$146,890
Total Agency Asset-Backed Security
(cost $133,708)		146,890

Agency Collateralized Mortgage Obligations – 1.14%
Fannie Mae REMICs
Series 2002-90 A1
6.50% 6/25/42	16,055	18,356
Series 2002-90 A2
6.50% 11/25/42	36,062	40,710
Series 2012-122 SD
5.945% 11/25/42 •Σ	90,604	18,354
Series 2013-26 ID
3.00% 4/25/33 Σ	91,242	15,100
Series 2013-38 AI
3.00% 4/25/33 Σ	88,520	14,231
Series 2013-44 DI
3.00% 5/25/33 Σ	234,447	40,012
Fannie Mae Whole Loan
REMIC Trust
Series 2004-W11 1A2
6.50% 5/25/44	30,036	34,715
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	64,567	72,970
Series 2326 ZQ
6.50% 6/15/31	57,412	64,894
Series 3123 HT
5.00% 3/15/26	196,236	210,198
Series 3656 PM
5.00% 4/15/40	125,000	137,741
Series 4185 LI
3.00% 3/15/33 Σ	91,628	15,843
Series 4191 CI
3.00% 4/15/33 Σ	92,277	15,558
GNMA
Series 2010-113 KE
4.50% 9/20/40	125,000	134,254
NCUA Guaranteed Notes Trust
Series 2010-C1 A2
2.90% 10/29/20	40,000	41,349
Total Agency Collateralized Mortgage
Obligations (cost $814,892)		874,285

Agency Mortgage-Backed Securities – 23.40%
Fannie Mae
6.50% 8/1/17	6,825	7,121
Fannie Mae ARM
2.119% 3/1/38 •	40,925	43,494
2.149% 8/1/34 •	41,557	43,850
2.305% 4/1/36 •	38,267	40,716
2.415% 5/1/43 •	32,034	31,818
2.546% 6/1/43 •	10,979	10,975
3.201% 4/1/44 •	78,957	81,176
3.279% 3/1/44 •	59,696	61,673
3.296% 9/1/43 •	39,872	40,967
Fannie Mae Relocation 30 yr
5.00% 11/1/33	2,790	3,045
5.00% 1/1/34	2,315	2,528
5.00% 11/1/34	5,147	5,618
5.00% 10/1/35	15,871	17,311
5.00% 1/1/36	20,788	22,691
Fannie Mae S.F. 15 yr
2.50% 7/1/27	5,548	5,591
2.50% 10/1/27	39,390	39,690
2.50% 2/1/28	85,953	86,607
2.50% 5/1/28	13,175	13,304
3.00% 11/1/27	3,449	3,564
3.50% 7/1/26	27,199	28,713
4.00% 4/1/24	18,231	19,434
4.00% 5/1/24	79,947	85,225
4.00% 5/1/25	25,091	26,850
4.00% 6/1/25	88,493	94,657
4.00% 11/1/25	88,985	95,234
4.00% 12/1/26	42,173	44,978
4.00% 5/1/27	88,397	94,581
4.50% 1/1/20	8,019	8,480
5.00% 5/1/20	12,897	13,855
5.00% 7/1/20	2,476	2,660
5.00% 12/1/20	5,142	5,526
5.00% 5/1/21	2,265	2,419
5.00% 6/1/23	9,490	10,292
5.50% 5/1/20	205	218
5.50% 6/1/23	56,287	62,251
6.00% 8/1/22	36,631	40,053
Fannie Mae S.F. 15 yr TBA
2.50% 8/1/29	764,000	768,632
3.00% 8/1/29	883,000	910,318
3.50% 8/1/29	441,000	464,766
4.00% 8/1/29	53,000	56,060
Fannie Mae S.F. 20 yr
3.00% 8/1/33	15,096	15,285
3.00% 9/1/33	28,516	28,874
3.00% 8/1/34	40,000	40,402
3.50% 9/1/33	21,834	22,641
4.00% 1/1/31	8,480	9,043

(continues)     NQ-DPT-164 [7/14] 9/14 (13136) 1

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
4.00% 2/1/31	32,124	$34,252
5.00% 11/1/23	1,974	2,177
5.50% 8/1/28	68,986	76,710
5.50% 12/1/29	3,580	3,980
6.00% 12/1/21	3,177	3,566
6.00% 9/1/29	21,328	24,127
Fannie Mae S.F. 30 yr
3.00% 7/1/42	33,056	32,508
3.00% 10/1/42	487,087	479,016
3.00% 12/1/42	75,144	73,889
3.00% 1/1/43	217,027	213,289
3.00% 2/1/43	23,129	22,735
3.00% 4/1/43	100,776	99,000
3.00% 5/1/43	58,407	57,348
3.50% 8/1/42	58,738	60,001
3.50% 1/1/43	362,022	369,221
4.00% 8/1/43	17,878	18,856
4.50% 7/1/36	9,216	9,925
4.50% 11/1/40	26,898	29,028
4.50% 3/1/41	54,169	58,472
4.50% 4/1/41	100,922	108,968
4.50% 10/1/41	33,052	35,683
4.50% 11/1/41	28,517	30,791
4.50% 12/1/43	4,694	5,064
4.50% 5/1/44	19,944	21,519
5.00% 3/1/34	5,640	6,234
5.00% 2/1/35	60,662	67,044
5.00% 3/1/35	9,137	10,102
5.00% 6/1/35	11,945	13,295
5.00% 7/1/35	18,753	20,718
5.00% 10/1/35	42,711	47,184
5.00% 11/1/35	13,400	14,813
5.00% 4/1/37	11,243	12,414
5.00% 8/1/37	3,673	4,060
5.00% 2/1/38	11,944	13,192
5.50% 12/1/32	2,582	2,889
5.50% 4/1/34	9,179	10,281
5.50% 11/1/34	8,849	9,918
5.50% 12/1/34	79,302	88,802
5.50% 3/1/35	21,929	24,487
5.50% 5/1/35	15,585	17,436
5.50% 6/1/35	11,111	12,306
5.50% 12/1/35	9,575	10,653
5.50% 1/1/36	8,906	9,960
5.50% 4/1/36	5,174	5,746
5.50% 5/1/36	4,561	5,088
5.50% 7/1/36	3,732	4,176
5.50% 1/1/37	667	747
5.50% 2/1/37	34,614	38,383
5.50% 8/1/37	24,996	27,926
5.50% 1/1/38	856	948
5.50% 2/1/38	26,555	29,644
5.50% 6/1/38	2,151	2,382
5.50% 9/1/38	35,972	40,127
5.50% 10/1/39	118,481	131,182
5.50% 7/1/40	35,439	39,239
6.00% 7/1/35	71,956	81,140
6.00% 6/1/36	4,324	4,875
6.00% 7/1/36	7,749	8,691
6.00% 2/1/37	14,970	16,859
6.00% 8/1/37	34,711	39,093
6.00% 9/1/37	5,178	5,834
6.00% 11/1/37	6,297	7,091
6.00% 5/1/38	128,208	144,100
6.00% 7/1/38	1,916	2,149
6.00% 10/1/38	58,476	65,621
6.00% 1/1/39	24,221	27,234
6.00% 2/1/39	28,029	31,658
6.00% 9/1/39	204,626	229,845
6.00% 3/1/40	21,885	24,566
6.00% 9/1/40	19,176	21,609
6.00% 5/1/41	28,887	32,499
7.00% 12/1/33	9,971	11,506
7.00% 5/1/35	1,219	1,394
7.00% 6/1/35	2,326	2,444
7.00% 12/1/37	12,747	14,440
7.50% 6/1/31	1,479	1,784
7.50% 6/1/34	12,373	14,372
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/44	3,319,000	3,234,236
3.50% 8/1/44	430,000	438,110
3.50% 9/1/44	148,000	150,363
4.00% 8/1/44	759,000	797,997
4.00% 9/1/44	2,348,000	2,461,667
4.50% 8/1/44	634,000	682,605
4.50% 9/1/44	1,889,000	2,029,170
5.00% 10/1/44	42,000	46,108
5.50% 9/1/44	60,000	66,447
Freddie Mac ARM
2.433% 4/1/34 •	3,388	3,621
2.527% 1/1/44 •	132,880	135,459
Freddie Mac Relocation 30 yr
5.00% 9/1/33	2,433	2,653
Freddie Mac S.F. 15 yr
4.00% 12/1/24	15,377	16,292
4.00% 8/1/25	20,692	22,081

2 NQ-DPT-164 [7/14] 9/14 (13136)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 15 yr
4.00% 4/1/26	22,137	$23,612
4.50% 8/1/24	39,740	42,629
4.50% 7/1/25	8,241	8,825
4.50% 6/1/26	18,349	19,596
5.50% 6/1/20	4,441	4,748
Freddie Mac S.F. 20 yr
3.50% 1/1/34	57,961	59,897
Freddie Mac S.F. 30 yr
3.00% 10/1/42	33,467	32,908
3.00% 11/1/42	28,453	28,030
4.50% 10/1/39	14,522	15,624
4.50% 3/1/42	125,576	135,136
5.50% 12/1/34	4,903	5,493
5.50% 9/1/35	86,310	96,184
5.50% 11/1/35	9,887	10,986
5.50% 6/1/36	3,337	3,707
5.50% 11/1/36	7,497	8,315
5.50% 12/1/36	1,806	1,996
5.50% 6/1/38	4,420	4,882
5.50% 3/1/40	18,805	20,767
5.50% 8/1/40	62,899	69,460
5.50% 1/1/41	19,354	21,373
6.00% 2/1/36	11,180	12,646
6.00% 1/1/38	7,671	8,596
6.00% 6/1/38	20,722	23,242
6.00% 8/1/38	27,991	31,613
6.00% 5/1/40	8,480	9,509
7.00% 11/1/33	1,354	1,556
GNMA I S.F. 30 yr
5.00% 6/15/40	11,724	12,879
7.00% 12/15/34	171,410	200,162
7.50% 12/15/31	384	455
7.50% 2/15/32	390	467
Total Agency Mortgage-Backed Securities
(cost $17,821,281)		17,895,593

Commercial Mortgage-Backed Securities – 3.06%
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
5.822% 2/10/51 •	20,000	22,235
CD Commercial Mortgage
Trust
Series 2005-CD1 C
5.226% 7/15/44 •	40,000	41,439
Citigroup Commercial
Mortgage Trust
Series 2014-GC23 AS
3.863% 7/10/47	30,000	30,898
Credit Suisse Commercial
Mortgage Trust
Series 2006-C1 AAB
5.463% 2/15/39 •	31,713	32,038
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	200,000	225,126
Series 2011-LC1A C 144A
5.557% 11/10/46 #•	100,000	112,928
FREMF Mortgage Trust
Series 2010-K7 B 144A
5.435% 4/25/20 #•	14,000	15,637
Series 2011-K10 B 144A
4.615% 11/25/49 #•	100,000	107,250
Series 2012-K19 B 144A
4.036% 5/25/45 #•	15,000	15,424
Series 2012-K708 B 144A
3.759% 2/25/45 #•	115,000	119,120
Series 2013-K712 B 144A
3.368% 5/25/45 #•	195,000	197,509
Series 2013-K713 B 144A
3.165% 4/25/46 #•	110,000	109,692
Goldman Sachs Mortgage
Securities II
Series 2005-GG4 A4A
4.751% 7/10/39	51,656	52,407
Series 2006-GG6 A4
5.553% 4/10/38 •	55,000	57,627
Series 2010-C1 C 144A
5.635% 8/10/43 #•	100,000	110,097
Grace Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	100,000	102,704
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	200,000	201,323
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	100,000	101,607
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C21 AS
3.997% 8/15/47	30,000	30,726
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.477% 8/12/37 •	20,000	21,466

(continues)     NQ-DPT-164 [7/14] 9/14 (13136) 3

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-LDP5 D
5.392% 12/15/44 •	40,000	$41,542
Series 2006-LDP8 AM
5.44% 5/15/45	50,000	53,951
Series 2011-C5 A3
4.171% 8/15/46	180,000	194,251
Series 2011-C5 B 144A
5.323% 8/15/46 #•	100,000	112,971
Lehman Brothers-UBS
Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	4,230	4,359
Series 2005-C3 B
4.895% 7/15/40 •	15,000	15,286
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.204% 11/14/42 •	55,000	57,286
Series 2005-HQ7 C
5.204% 11/14/42 •	100,000	98,904
TimberStar Trust
Series 2006-1A A 144A
5.668% 10/15/36 #	50,000	54,145
Total Commercial Mortgage-Backed
Securities (cost $2,340,865)		2,339,948

Convertible Bonds – 0.30%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	7,000	5,692
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	7,000	7,486
ArvinMeritor 4.00% exercise
price $26.73, expiration
date 2/12/27 ϕ	14,000	14,823
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	10,000	10,744
Blucora 144A 4.25% exercise
price $21.66, expiration
date 3/29/19 #	3,000	3,139
Chesapeake Energy 2.50%
exercise price $47.77,
expiration date 5/15/37	3,000	3,176
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	7,000	9,074
Dendreon 2.875% exercise
price $51.24, expiration
date 1/13/16	7,000	4,834
Equinix 4.75% exercise price
$84.32, expiration date
6/13/16	1,000	2,596
General Cable 4.50% exercise
price $35.64, expiration
date 11/15/29 ϕ	12,000	10,980
Gilead Sciences 1.625%
exercise price $22.71,
expiration date 5/1/16	4,000	16,090
Helix Energy Solutions Group
3.25% exercise price
$25.02, expiration date
3/12/32	6,000	7,913
Hologic 2.00% exercise price
$31.17, expiration date
2/27/42 ϕ	7,000	7,704
Illumina 0.25% exercise price
$83.55, expiration date
3/11/16	4,000	7,755
Intel 3.25% exercise price
$21.71, expiration date
8/1/39	6,000	9,952
Jefferies Group 3.875%
exercise price $45.29,
expiration date 10/31/29	8,000	8,565
Lexington Realty Trust 144A
6.00% exercise price
$6.68, expiration date
1/11/30 #	3,000	4,839
Liberty Interactive 0.75%
exercise price $1,000.00,
expiration date 3/30/43	7,000	9,783
MGM Resorts International
4.25% exercise price
$18.58, expiration date
4/10/15	4,000	5,947
Mylan 3.75% exercise price
$13.32, expiration date
9/15/15	2,000	7,430
Nuance Communications
2.75% exercise price
$32.30, expiration date
11/1/31	9,000	9,000
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	16,000	18,660
Peabody Energy 4.75%
exercise price $57.62,
expiration date 12/15/41	5,000	3,600

4 NQ-DPT-164 [7/14] 9/14 (13136)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Ryman Hospitality
Properties 144A 3.75%
exercise price $20.84,
expiration date 9/29/14 #	3,000	$6,842
SanDisk 1.50% exercise price
$51.69, expiration date
8/11/17	9,000	16,464
SBA Communications 4.00%
exercise price $30.38,
expiration date 9/29/14	2,000	7,021
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19	7,000	6,086
Vector Group 2.50% exercise
price $17.62, expiration
date 1/14/19 •	2,000	2,672
Total Convertible Bonds (cost $190,537)		228,867

Corporate Bonds – 48.80%
Banking – 7.47%
Banco de Costa Rica 144A
5.25% 8/12/18 #	200,000	205,500
BanColombia 5.95% 6/3/21	100,000	110,750
Bank of America
4.00% 4/1/24	445,000	452,083
Barclays Bank
3.75% 5/15/24	200,000	200,626
BB&T 5.25% 11/1/19	337,000	380,611
Citigroup 4.00% 8/5/24	110,000	108,298
City National 5.25% 9/15/20	70,000	78,084
Credit Suisse Group 144A
6.25% 12/29/49 #•	200,000	200,880
Export-Import Bank of
China 144A
2.50% 7/31/19 #	200,000	198,536
Fifth Third Bancorp
4.30% 1/16/24	65,000	67,744
Goldman Sachs Group
3.85% 7/8/24	40,000	39,865
HSBC Holdings
4.25% 3/14/24	200,000	204,173
ING Bank 144A
5.80% 9/25/23 #	200,000	223,568
JPMorgan Chase
4.85% 2/1/44	220,000	230,764
6.75% 8/29/49 •	165,000	176,963
KeyBank 5.45% 3/3/16	250,000	267,848
Lloyds Banking Group
7.50% 4/30/49 •	200,000	210,500
Morgan Stanley
2.375% 7/23/19	80,000	79,418
5.00% 11/24/25	270,000	287,983
Northern Trust
3.95% 10/30/25	40,000	41,598
Oversea-Chinese
Banking 144A
4.00% 10/15/24 #•	200,000	202,708
PNC Bank 6.875% 4/1/18	250,000	293,215
PNC Financial Services Group
3.90% 4/29/24	40,000	40,510
PNC Preferred Funding Trust
II 144A
1.453% 3/29/49 #•	100,000	98,750
Royal Bank of Scotland Group
5.125% 5/28/24	100,000	100,176
Santander Holdings USA
3.45% 8/27/18	45,000	47,171
Santander UK 144A
5.00% 11/7/23 #	200,000	215,130
State Street 3.10% 5/15/23	75,000	73,688
SunTrust Banks
2.35% 11/1/18	75,000	75,690
USB Capital IX
3.50% 10/29/49 •	355,000	306,187
Wells Fargo
4.10% 6/3/26	135,000	136,370
4.48% 1/16/24	56,000	59,335
5.90% 12/29/49 •	150,000	157,050
Zions Bancorp
4.50% 3/27/17	25,000	26,549
4.50% 6/13/23	55,000	56,696
7.75% 9/23/14	55,000	55,548
		5,710,565
Basic Industry – 3.75%
ArcelorMittal 10.35% 6/1/19	90,000	112,500
Cemex Finance 144A
6.00% 4/1/24 #	200,000	200,500
CF Industries
5.15% 3/15/34	140,000	148,990
7.125% 5/1/20	125,000	152,016
Dow Chemical
8.55% 5/15/19	209,000	266,448
Eastman Chemical
4.65% 10/15/44	95,000	94,129
Fibria Overseas Finance
5.25% 5/12/24	45,000	44,730

(continues)     NQ-DPT-164 [7/14] 9/14 (13136) 5

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
FMG Resources August
2006 144A
6.875% 4/1/22 #	105,000	$112,087
Georgia-Pacific
8.00% 1/15/24	150,000	201,854
International Paper
3.65% 6/15/24	20,000	19,785
4.80% 6/15/44	60,000	59,647
6.00% 11/15/41	65,000	75,950
7.50% 8/15/21	35,000	44,301
Monsanto 4.40% 7/15/44	260,000	260,544
Mosaic 5.625% 11/15/43	220,000	248,288
Novelis 8.75% 12/15/20	65,000	70,525
OCP 144A 5.625% 4/25/24 #	200,000	210,000
Rio Tinto Finance USA
3.50% 11/2/20	25,000	26,066
Rock-Tenn
3.50% 3/1/20	70,000	71,616
4.00% 3/1/23	220,000	224,677
Weyerhaeuser
4.625% 9/15/23	150,000	161,292
Yamana Gold 144A
4.95% 7/15/24 #	65,000	65,142
		2,871,087
Brokerage – 0.44%
Jefferies Group
5.125% 1/20/23	70,000	74,820
6.45% 6/8/27	30,000	33,939
6.50% 1/20/43	15,000	16,963
Lazard Group
6.85% 6/15/17	184,000	209,080
		334,802
Capital Goods – 1.46%
Algeco Scotsman Global
Finance
144A 8.50% 10/15/18 #	265,000	272,950
144A 10.75% 10/15/19 #	200,000	200,000
Ball 5.75% 5/15/21	85,000	89,037
Caterpillar 3.40% 5/15/24	270,000	271,945
Crane
2.75% 12/15/18	20,000	20,370
4.45% 12/15/23	95,000	99,785
Ingersoll-Rand Global Holding
4.25% 6/15/23	145,000	153,037
URS 3.85% 4/1/17	10,000	10,368
		1,117,492
Communications – 7.69%
America Movil
5.00% 3/30/20	105,000	115,637
American Tower Trust I
144A 1.551% 3/15/43 #	30,000	29,767
144A 3.07% 3/15/23 #	65,000	63,951
AT&T 4.80% 6/15/44	335,000	340,757
Bharti Airtel International
Netherlands 144A
5.35% 5/20/24 #	200,000	210,416
CC Holdings GS V
3.849% 4/15/23	65,000	64,892
CenturyLink 5.80% 3/15/22	70,000	72,100
Columbus International 144A
7.375% 3/30/21 #	200,000	211,750
Crown Castle Towers 144A
4.883% 8/15/20 #	275,000	304,617
Digicel Group 144A
8.25% 9/30/20 #	100,000	108,250
DIRECTV Holdings
4.45% 4/1/24	220,000	230,893
5.15% 3/15/42	20,000	20,714
DISH DBS
5.00% 3/15/23	295,000	289,837
7.875% 9/1/19	50,000	57,625
Intelsat Luxembourg
8.125% 6/1/23	765,000	798,469
MTS International
Funding 144A
8.625% 6/22/20 #	100,000	115,980
Nielsen Finance
4.50% 10/1/20	460,000	457,700
SBA Tower Trust 144A
2.24% 4/16/18 #	45,000	44,590
SES 144A 3.60% 4/4/23 #	165,000	166,241
SES Global Americas
Holdings 144A
5.30% 3/25/44 #	120,000	127,513
Sinclair Television Group
6.125% 10/1/22	115,000	119,313
Sprint 144A
7.125% 6/15/24 #	100,000	102,375
Sprint Communications
6.00% 12/1/16	55,000	59,503
6.00% 11/15/22	145,000	143,550
Telefonica Emisiones
4.57% 4/27/23	150,000	158,720
6.421% 6/20/16	50,000	54,773
Telemar Norte Leste 144A
5.50% 10/23/20 #	100,000	98,750

6 NQ-DPT-164 [7/14] 9/14 (13136)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
Time Warner 3.55% 6/1/24	285,000	$281,240
Time Warner Cable
8.25% 4/1/19	175,000	220,038
UPCB Finance III 144A
6.625% 7/1/20 #	150,000	159,000
Verizon Communications
5.15% 9/15/23	20,000	22,174
6.40% 9/15/33	20,000	24,874
6.55% 9/15/43	125,000	157,555
Zayo Group 10.125% 7/1/20	394,000	448,667
		5,882,231
Consumer Cyclical – 2.15%
Bed Bath & Beyond
4.915% 8/1/34	75,000	75,823
5.165% 8/1/44	65,000	64,976
Delphi 4.15% 3/15/24	95,000	97,289
eBay 3.45% 8/1/24	155,000	153,563
General Motors
3.50% 10/2/18	50,000	50,500
Host Hotels & Resorts
3.75% 10/15/23	105,000	103,900
4.75% 3/1/23	75,000	79,653
5.875% 6/15/19	40,000	42,742
Hyundai Capital
America 144A
2.55% 2/6/19 #	75,000	75,857
International Game
Technology
5.35% 10/15/23	110,000	114,104
Magna International
3.625% 6/15/24	85,000	85,543
Marriott International
3.375% 10/15/20	50,000	51,532
QVC 4.375% 3/15/23	95,000	95,634
Signet UK Finance
4.70% 6/15/24	105,000	106,805
Target
2.30% 6/26/19	45,000	45,225
3.50% 7/1/24	55,000	55,315
TRW Automotive 144A
4.45% 12/1/23 #	180,000	183,600
Viacom 5.25% 4/1/44	80,000	84,224
Wyndham Worldwide
4.25% 3/1/22	30,000	30,604
5.625% 3/1/21	40,000	44,898
		1,641,787
Consumer Non-Cyclical – 5.46%
Actavis Funding 144A
3.85% 6/15/24 #	360,000	359,959
Amgen 3.625% 5/22/24	330,000	331,294
Boston Scientific
2.65% 10/1/18	140,000	142,366
6.00% 1/15/20	85,000	98,498
BRF 144A 5.875% 6/6/22 #	100,000	107,750
CareFusion 6.375% 8/1/19	120,000	139,653
Celgene
3.25% 8/15/22	225,000	224,509
3.95% 10/15/20	85,000	89,061
Community Health Systems
7.125% 7/15/20	470,000	502,313
Constellation Brands
4.25% 5/1/23	20,000	19,800
Express Scripts Holding
2.25% 6/15/19	60,000	59,461
3.50% 6/15/24	140,000	138,370
Gilead Sciences
3.70% 4/1/24	150,000	154,069
Immucor 11.125% 8/15/19	10,000	11,050
JBS Investments 144A
7.75% 10/28/20 #	200,000	215,500
McKesson 3.796% 3/15/24	325,000	330,645
Mylan 144A
6.00% 11/15/18 #	120,000	125,011
Pernod-Ricard 144A
5.75% 4/7/21 #	150,000	172,605
Quest Diagnostics
2.70% 4/1/19	45,000	45,231
Thermo Fisher Scientific
2.40% 2/1/19	385,000	386,689
Zimmer Holdings
4.625% 11/30/19	120,000	131,892
Zoetis 3.25% 2/1/23	395,000	390,632
		4,176,358
Electric – 5.69%
AES 7.375% 7/1/21	110,000	125,950
Ameren Illinois
9.75% 11/15/18	295,000	385,557
American Transmission
Systems 144A
5.25% 1/15/22 #	50,000	54,557
Berkshire Hathaway Energy
3.75% 11/15/23	345,000	354,220
CenterPoint Energy
5.95% 2/1/17	5,000	5,555

(continues)     NQ-DPT-164 [7/14] 9/14 (13136) 7

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Electric (continued)
Cleveland Electric Illuminating
5.50% 8/15/24	75,000	$86,727
CMS Energy 6.25% 2/1/20	35,000	41,394
ComEd Financing III
6.35% 3/15/33	60,000	61,950
Electricite de France
144A 4.60% 1/27/20 #	85,000	94,215
144A 5.25% 12/29/49 #•	200,000	203,726
Enel 144A
8.75% 9/24/73 #•	400,000	474,000
Entergy Louisiana
4.05% 9/1/23	315,000	333,995
Exelon Generation
4.25% 6/15/22	115,000	119,427
Great Plains Energy
4.85% 6/1/21	35,000	38,601
5.292% 6/15/22	115,000	131,333
Indiana Michigan Power
3.20% 3/15/23	10,000	10,018
Integrys Energy Group
6.11% 12/1/66 •	90,000	91,867
IPALCO Enterprises
5.00% 5/1/18	35,000	37,013
ITC Holdings 3.65% 6/15/24	55,000	54,812
LG&E & KU Energy
3.75% 11/15/20	70,000	73,261
4.375% 10/1/21	165,000	177,185
Metropolitan Edison 144A
4.00% 4/15/25 #	110,000	111,710
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 •	70,000	69,867
NextEra Energy Capital
Holdings 3.625% 6/15/23	290,000	292,049
NV Energy 6.25% 11/15/20	75,000	88,936
Pennsylvania Electric
5.20% 4/1/20	140,000	154,029
Public Service of
New Hampshire
3.50% 11/1/23	45,000	46,322
Public Service of
Oklahoma 5.15% 12/1/19	325,000	364,129
Puget Energy 6.00% 9/1/21	30,000	35,162
SCANA 4.125% 2/1/22	95,000	98,621
Wisconsin Energy
6.25% 5/15/67 •	135,000	139,158
		4,355,346
Energy – 4.52%
Anadarko Petroleum
3.45% 7/15/24	85,000	84,354
Cimarex Energy
4.375% 6/1/24	55,000	56,306
CNOOC Nexen Finance 2014
4.25% 4/30/24	200,000	205,109
Continental Resources
4.50% 4/15/23	210,000	224,112
Ecopetrol 5.875% 5/28/45	45,000	47,250
KazMunayGas National 144A
9.125% 7/2/18 #	100,000	121,375
Newfield Exploration
5.625% 7/1/24	50,000	54,250
Pacific Rubiales Energy 144A
7.25% 12/12/21 #	100,000	109,500
Petrobras Global Finance
4.875% 3/17/20	105,000	107,237
6.25% 3/17/24	35,000	37,033
Petrobras International
Finance 5.375% 1/27/21	20,000	20,701
Petrohawk Energy
7.25% 8/15/18	170,000	176,470
Petroleos de Venezuela
9.00% 11/17/21	35,000	29,925
Plains Exploration &
Production
6.50% 11/15/20	29,000	32,335
Pride International
6.875% 8/15/20	265,000	319,104
QEP Resources
5.375% 10/1/22	405,000	414,113
Samson Investment 144A
10.75% 2/15/20 #	205,000	208,587
SandRidge Energy
8.125% 10/15/22	115,000	123,050
Statoil 2.90% 11/8/20	45,000	45,979
Sunoco Logistics Partners
Operations
3.45% 1/15/23	210,000	205,309
Talisman Energy
5.50% 5/15/42	150,000	162,918
Whiting Petroleum
5.00% 3/15/19	405,000	426,263
Williams 4.55% 6/24/24	60,000	59,898
Woodside Finance 144A
8.75% 3/1/19 #	130,000	164,050
YPF 144A 8.75% 4/4/24 #	25,000	26,063
		3,461,291

8 NQ-DPT-164 [7/14] 9/14 (13136)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Financials – 0.65%
General Electric Capital
2.10% 12/11/19	130,000	$129,555
3.45% 5/15/24	130,000	130,513
6.00% 8/7/19	100,000	117,599
7.125% 12/29/49 •	100,000	117,180
		494,847
Insurance – 2.20%
Allstate 5.75% 8/15/53 •	60,000	64,650
American International Group
4.50% 7/16/44	170,000	168,695
8.175% 5/15/58 •	60,000	83,175
Berkshire Hathaway Finance
2.90% 10/15/20	65,000	66,439
Chubb 6.375% 3/29/67 •	85,000	94,137
Five Corners Funding
Trust 144A
4.419% 11/15/23 #	300,000	314,845
Highmark
144A 4.75% 5/15/21 #	40,000	40,679
144A 6.125% 5/15/41 #	15,000	14,897
ING U.S. 5.65% 5/15/53 •	45,000	46,013
Liberty Mutual Group
144A 4.25% 6/15/23 #	205,000	211,188
144A 4.95% 5/1/22 #	25,000	27,206
MetLife 3.60% 4/10/24	350,000	355,546
Prudential Financial
3.875% 1/14/15	65,000	66,014
6.00% 12/1/17	75,000	85,296
XL Group 6.50% 12/29/49 •	45,000	44,213
		1,682,993
Natural Gas – 2.25%
El Paso Pipeline Partners
Operating 4.30% 5/1/24	180,000	180,889
Enbridge Energy Partners
8.05% 10/1/37 •	100,000	113,250
Energy Transfer Partners
5.15% 2/1/43	35,000	35,275
5.95% 10/1/43	130,000	145,017
9.70% 3/15/19	59,000	76,692
EnLink Midstream Partners
4.40% 4/1/24	160,000	167,581
Enterprise Products Operating
4.05% 2/15/22	120,000	127,096
7.034% 1/15/68 •	120,000	136,756
GNL Quintero 144A
4.634% 7/31/29 #	200,000	202,221
Kinder Morgan Energy
Partners 9.00% 2/1/19	115,000	146,152
NiSource Finance
6.125% 3/1/22	70,000	82,838
Plains All American Pipeline
8.75% 5/1/19	100,000	127,856
TransCanada PipeLines
6.35% 5/15/67 •	170,000	177,565
		1,719,188
Real Estate – 1.21%
Alexandria Real Estate
Equities
3.90% 6/15/23	105,000	104,366
4.50% 7/30/29	40,000	40,382
CBL & Associates
5.25% 12/1/23	50,000	53,416
Corporate Office Properties
3.60% 5/15/23	45,000	43,157
5.25% 2/15/24	55,000	58,830
DDR
7.875% 9/1/20	165,000	207,449
9.625% 3/15/16	105,000	119,283
Digital Realty Trust
5.875% 2/1/20	55,000	61,235
Excel Trust 4.625% 5/15/24	40,000	40,846
Healthcare Trust of America
Holdings 3.375% 7/15/21	40,000	39,805
Regency Centers
5.875% 6/15/17	93,000	104,048
WP Carey 4.60% 4/1/24	55,000	56,775
		929,592
Technology – 2.40%
Apple 3.45% 5/6/24	345,000	347,809
Baidu 2.75% 6/9/19	200,000	200,167
BMC Software Finance 144A
8.125% 7/15/21 #	485,000	485,000
Broadcom
3.50% 8/1/24	30,000	29,835
4.50% 8/1/34	65,000	66,083
International Business
Machines
3.625% 2/12/24	140,000	143,333
National Semiconductor
6.60% 6/15/17	155,000	178,195
NetApp 3.25% 12/15/22	55,000	53,075
Oracle
3.40% 7/8/24	145,000	144,682
4.50% 7/8/44	55,000	55,564

(continues)     NQ-DPT-164 [7/14] 9/14 (13136) 9

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Technology (continued)
Seagate HDD Cayman 144A
4.75% 1/1/25 #		130,000	$128,700
			1,832,443
Transportation – 1.46%
Brambles USA 144A
5.35% 4/1/20 #		120,000	134,861
Burlington Northern Santa Fe
4.90% 4/1/44		95,000	101,348
DP World 144A
6.85% 7/2/37 #		100,000	112,000
ERAC USA Finance 144A
5.25% 10/1/20 #		235,000	266,055
Norfolk Southern
3.85% 1/15/24		55,000	57,069
Red de Carreteras de
Occidente 144A
9.00% 6/10/28 #	MXN	2,000,000	143,812
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 t		30,000	30,413
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 t		70,000	69,980
United Parcel Service
5.125% 4/1/19		175,000	198,844
			1,114,382
Total Corporate Bonds (cost $36,221,087)			37,324,404

Municipal Bonds – 0.26%
Golden State, California
Tobacco Securitization
	Corporation Settlement
	Revenue (Asset-Backed
	Senior Notes) Series A-1
5.125% 6/1/47		25,000	18,479
5.75% 6/1/47		25,000	20,115
New Jersey State
	Transportation Trust Fund
	Series AA 5.00% 6/15/44	40,000	42,242
New York City, New York
Series I 5.00% 8/1/22		20,000	23,888
New York State Thruway
Authority Revenue
Series A 5.00% 5/1/19		30,000	34,789
State of Maryland
Local Facilities
Series A 5.00% 8/1/21		30,000	36,429
Texas Private Activity Bond
Surface Transportation
Senior Lien Revenue Bond
(NTE Mobility)
6.75% 6/30/43 (AMT)		20,000	23,826
Total Municipal Bonds (cost $189,161)			199,768

Non-Agency Asset-Backed Securities – 3.90%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18		100,000	108,693
Ally Master Owner Trust
Series 2013-1 A2
1.00% 2/15/18		100,000	100,157
Series 2013-2 A
0.602% 4/15/18 •		100,000	100,173
Series 2014-2 A
0.522% 1/16/18 •		175,000	175,103
American Express Credit
Account Master Trust
Series 2013-2 A
0.572% 5/17/21 •		100,000	100,378
Avis Budget Rental Car
Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #		100,000	104,279
Series 2013-1A A 144A
1.92% 9/20/19 #		100,000	99,123
Series 2014-1A A 144A
2.46% 7/20/20 #		200,000	199,967
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #		70,906	71,479
Capital One Multi-Asset
Execution Trust
Series 2007-A1 A1
0.202% 11/15/19 •		100,000	99,503
Series 2013-A2 A2
0.332% 2/15/19 •		125,000	124,978
Chase Issuance Trust
Series 2013-A6 A6
0.572% 7/15/20 •		100,000	100,367
Citibank Credit Card Issuance
Trust
Series 2013-A4 A4
0.575% 7/24/20 •		100,000	100,521
Series 2014-A6 A6
2.15% 7/15/21		100,000	99,954

10 NQ-DPT-164 [7/14] 9/14 (13136)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Citicorp Residential Mortgage
Securities
Series 2006-3 A5
5.948% 11/25/36 ϕ	300,000	$300,222
Dell Equipment Finance Trust
Series 2014-1 A3 144A
0.94% 6/22/20 #	100,000	100,000
General Electric Capital Credit
Card Master Note Trust
Series 2012-7 A
1.76% 9/15/22	100,000	96,633
Golden Credit Card Trust
Series 2014-2A A 144A
0.602% 3/15/21 #•	250,000	250,692
GreatAmerica Leasing
Receivables
Series 2014-1 A3 144A
0.89% 7/15/17 #	100,000	99,903
Hyundai Auto Lease
Securitization Trust
Series 2014-A A4 144A
1.01% 9/15/17 #	100,000	100,171
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35 #•	14,567	14,570
Mid-State Trust
Series 11 A1
4.864% 7/15/38	11,785	12,560
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	100,000	99,358
Trafigura Securitisation
Finance
Series 2012-1A A 144A
2.552% 10/15/15 #•	145,000	146,093
Volvo Financial Equipment
Series 2014-1A A3 144A
0.82% 4/16/18 #	50,000	49,919
Series 2014-1A B 144A
1.66% 11/16/20 #	100,000	99,323
World Omni Automobile
Lease Securitization Trust
Series 2012-A A3
0.93% 11/16/15	30,828	30,849
Total Non-Agency Asset-Backed Securities
(cost $2,954,813)		2,984,968

Senior Secured Loans – 9.79%«
Activision Blizzard Tranche B
1st Lien 3.25% 9/12/20	131,363	131,363
Allegion U.S. Holding
Tranche B
3.00% 12/26/20	79,600	79,799
ARAMARK Tranche E
3.25% 9/7/19	74,813	74,339
Azure Midstream Tranche B
6.50% 10/21/18	38,259	38,499
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	105,000	106,673
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19	149,063	148,981
Burlington Coat Factory
Warehouse Tranche B2
4.25% 2/23/17	283,426	284,312
Caesars Growth Partners
Tranche B 1st Lien
6.25% 5/8/21	75,000	74,836
Calpine Construction Finance
Tranche B 3.00% 5/1/20	148,500	145,808
Chrysler Group Tranche B
1st Lien 3.50% 5/24/17	193,226	193,527
Clear Channel Communications
Tranche B
3.65% 1/29/16	522,000	518,149
DaVita Healthcare Partners
Tranche B 3.50% 6/19/21	385,000	384,897
Drillships Financing Holding
Tranche B1
6.00% 2/17/21	54,450	54,995
Emdeon 1st Lien
3.75% 11/2/18	106,389	106,429
Energy Transfer 1st Lien
3.25% 12/2/19	125,000	123,482
First Data Tranche B 1st Lien
4.00% 3/24/21	84,068	84,113
HCA Tranche B4
2.75% 5/1/18	496,250	496,300
HCA Tranche B5 1st Lien
2.75% 3/31/17	125,055	125,289
Hilton Worldwide Finance
Tranche B2
3.50% 9/23/20	321,395	320,307
Houghton International
1st Lien 4.00% 12/10/19	192,075	191,955
Houghton International
2nd Lien 9.50% 11/20/20	125,000	127,500
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18	29,326	29,432
Immucor Tranche B2
5.00% 8/19/18	185,895	186,941

(continues)     NQ-DPT-164 [7/14] 9/14 (13136) 11

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Senior Secured Loans« (continued)
Infor U.S. Tranche B5 1st Lien
3.75% 6/3/20		53,019	$52,655
Intelsat Jackson Holdings
Tranche B2
3.75% 6/30/19		143,958	143,958
Landry’s Tranche B
4.00% 4/24/18		179,930	180,560
Level 3 Financing Tranche B
4.00% 1/15/20		50,000	49,953
Novelis Tranche B
3.75% 3/10/17		49,236	49,316
Nuveen Investments 1st Lien
4.00% 5/13/17		200,000	200,236
Nuveen Investments 2nd Lien
6.50% 2/28/19		320,000	320,933
OSI Restaurants Tranche B 1st
Lien 3.50% 10/26/19		28,125	28,173
Patheon 4.25% 1/23/21		525,000	521,719
Rite Aid 2nd Lien
4.875% 6/13/21		350,000	354,047
Samson Investment 2nd Lien
5.00% 9/25/18		90,000	89,904
Scientific Games International
4.25% 5/22/20		194,025	191,548
Smart & Final Tranche B
1st Lien 4.75% 11/15/19		120,172	120,435
Sprouts Farmers
4.00% 4/12/20		152,896	152,960
Stena 1st Lien
4.00% 2/21/21		314,213	314,704
Univision Communications
Tranche C4 4.00% 3/1/20		162,833	162,019
USI Insurance Services
Tranche B 1st Lien
4.25% 12/3/18		49,253	49,325
Valeant Pharmaceuticals
International Tranche BE
3.75% 8/5/20		159,961	159,839
Vantage Drilling Tranche B
1st Lien 5.00% 10/25/17		47,460	47,312
Zayo Group Tranche B
1st Lien 4.00% 7/2/19		267,504	266,605
Total Senior Secured Loans
(cost $7,483,936)			7,484,127

Sovereign Bonds – 0.21%Δ
Brazil – 0.03%
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/25	BRL	62,000	24,239
			24,239
Colombia – 0.03%
Colombia Government
International Bond
9.85% 6/28/27	COP	29,000,000	20,012
			20,012
Mexico – 0.03%
Mexican Bonos
7.75% 5/29/31	MXN	266,000	22,668
			22,668
Romania – 0.07%
Romanian Government
International Bond
144A 4.875% 1/22/24 #		48,000	51,300
			51,300
South Africa – 0.04%
South Africa Government
Bond 8.00% 1/31/30	ZAR	345,000	30,214
			30,214
Uruguay – 0.01%
Uruguay Government
International Bond
5.10% 6/18/50		10,000	9,900
			9,900
Total Sovereign Bonds (cost $156,547)			158,333

U.S. Treasury Obligations – 7.75%
U.S. Treasury Bond
3.375% 5/15/44		2,565,000	2,596,272
U.S. Treasury Notes
1.625% 6/30/19		85,000	84,485
2.50% 5/15/24 ∞		3,265,000	3,249,439
Total U.S. Treasury Obligations
(cost $5,948,576)			5,930,196

12 NQ-DPT-164 [7/14] 9/14 (13136)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Convertible Preferred Stock – 0.06%
ArcelorMittal 6.00% exercise
price $20.36, expiration
date 12/21/15	125	2,904
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	1	1,155
Chesapeake Energy 144A
5.75% exercise price
$26.14, expiration date
12/31/49 #	4	4,700
Dominion Resources 6.125%
exercise price $65.21,
expiration date 4/1/16	60	3,324
HealthSouth 6.50% exercise
price $30.01, expiration
date 12/31/49	6	8,161
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	120	5,910
MetLife 5.00% exercise price
$44.27, expiration date
10/8/14	125	3,783
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49	79	8,226
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	7	8,470
Total Convertible Preferred Stock
(cost $46,055)		46,633

Preferred Stock – 0.27%
Alabama Power 5.625%	1,855	45,522
Integrys Energy Group
6.00% •	1,950	50,173
National Retail Properties
5.70%	1,225	28,702
Public Storage 5.20%	1,200	26,964
Regions Financial 6.375% •	2,100	53,445
Total Preferred Stock (cost $207,044)		204,806

Short-Term Investments – 15.95%
Repurchase Agreements – 15.95%
Bank of America Merrill Lynch
0.04%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price
$3,806,966 (collateralized
by U.S. government
obligations 0.00% -
0.375% 6/25/15 -
2/15/24; market value
$3,883,102)	3,806,962	$3,806,962
Bank of Montreal
0.07%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price
$1,268,990 (collateralized
by U.S. government
obligations 0.00% -
4.375% 8/21/14 -
11/15/43; market value
$1,294,367)	1,268,987	1,268,987
BNP Paribas
0.07%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price
$7,122,065 (collateralized
by U.S. government
obligations 0.00% -
2.75% 8/7/14 - 11/15/23;
market value $7,264,492)	7,122,051	7,122,051
Total Short-Term Investments
(cost $12,198,000)		12,198,000
Total Value of
Securities – 115.08%
(cost $86,706,502)		88,016,818

Liabilities Net of Receivables and Other
Assets – (15.08%)		(11,535,728)
Net Assets – 100.00%		$76,481,090
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2014, the aggregate value of Rule 144A securities was $12,138,784, which represents 15.87% of the Portfolio’s net assets. See Note 5 in “Notes.“
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

(continues)     NQ-DPT-164 [7/14] 9/14 (13136) 13

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio (Unaudited)

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of July 31, 2014. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2014.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2014.

The following futures contracts and swap contracts were outstanding at July 31, 2014:1

Futures Contracts

		Notional Cost	Notional	Expiration	Unrealized Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
	U.S. Treasury 5 yr
(52)	Notes	$(6,204,779)	$(6,179,469)	10/6/14	$25,310
	U.S. Treasury 10 yr
(18)	Notes	(2,233,604)	(2,242,969)	9/22/14	(9,365)
	U.S. Treasury Long
9	Bonds	1,241,111	1,236,656	9/22/14	(4,455)
		$(7,197,272)			$11,490

Swap Contracts

CDS Contracts2

	Swap		Annual		Unrealized
	Referenced	Notional	Protection	Termination	Appreciation
Counterparty	Obligation	Value	Payments	Date	(Depreciation)
Protection
Purchased:
MSC	CDX.EM.21	$150,000	5.00%	6/20/19	$64

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
BRL – Brazilian Real
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Emerging Markets Index
COP – Colombian Peso
GNMA – Government National Mortgage Association
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NCUA – National Credit Union Administration
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year
ZAR – South African Rand

14 NQ-DPT-164 [7/14] 9/14 (13136)

Notes

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
July 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon , maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010 – Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception of the Portfolio.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2014.

To Be Announced Trades (TBA) — The Portfolio may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (Examples: “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Portfolio’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Portfolio to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolio on such purchases until the securities are delivered; however, the market value may change prior to delivery.

(continues)     NQ-DPT-164 [7/14] 9/14 (13136) 15

(Unaudited)

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

2. Investments

At July 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of Investments	$86,731,680
Aggregate unrealized appreciation	$1,580,563
Aggregate unrealized depreciation	(295,425)
Net unrealized appreciation	$1,285,138

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $1,915,115 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $1,651,753 expires in 2016.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Oct. 31, 2013, short-term losses of $263,362 will be carried forward under the Act.

16 NQ-DPT-164 [7/14] 9/14 (13136)

(Unaudited)

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3 –	Significant unobservable inputs including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities[1]	$—	$24,110,832	$130,852	$24,241,684
Corporate Debt	—	37,553,271	—	37,553,271
Foreign Debt	—	158,333	—	158,333
Senior Secured Loans	—	7,484,127	—	7,484,127
Municipal Bonds	—	199,768	—	199,768
Convertible Preferred Stock[1]	21,487	25,146	—	46,633
Preferred Stock	204,806	—	—	204,806
U.S. Treasury Obligations	—	5,930,196	—	5,930,196
Short-Term Investments	—	12,198,000	—	12,198,000
Total	$226,293	$87,659,673	$130,852	$88,016,818
Futures Contracts	$11,490	$—	$—	$11,490
Swap Contracts	—	64	—	64

(continues)     NQ-DPT-164 [7/14] 9/14 (13136) 17

(Unaudited)

2. Investments (continued)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments and Level 3 investments were valued using significant unobservable inputs. These amounts attributed to Level 1, Level 2, and Level 3 investments represents the following percentages of the total market value of the respective security type:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-
Backed Securities	–	99.46%	0.54%	100.00%
Convertible Preferred Stock	46.08%	53.92%	–	100.00%

During the period ended July 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. No foreign currency exchange contracts or foreign cross currency exchange contracts were outstanding at July 31, 2014.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolio may use futures in the normal course of pursuing its investment objective. The Portfolio may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

18 NQ-DPT-164 [7/14] 9/14 (13136)

(Unaudited)

Options Contracts — During the period ended July 31, 2014, the Portfolio entered into options contracts in the normal course of pursuing its investment objective. The Portfolio may buy or write options contracts for any number of reasons, including without limitation: to manage the Portfolio’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Portfolio may buy or write call or put options on securities, financial indices, and foreign currencies. When the Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No option contracts were outstanding at July 31, 2014.

Swap Contracts — The Portfolio may enter into CDS contracts in the normal course of pursuing its investment objective. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Portfolio will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or at least Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by the Manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended July 31, 2014, the Portfolio entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment or receipt, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended July 31, 2014, the Portfolio did not enter into any CDS contract as a seller of protection. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Portfolio had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty or (2) trading CDS baskets through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

(continues)     NQ-DPT-164 [7/14] 9/14 (13136) 19

(Unaudited)

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2014, the Portfolio had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

20 NQ-DPT-164 [7/14] 9/14 (13136)

(Unaudited)

The Portfolio may invest a portion of its net assets in high-yield fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third-parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 15% limit on investments in illiquid securities. As of July 31, 2014, no securities held by the Portfolio have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the “Schedule of investments.”

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2014 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-164 [7/14] 9/14 (13136) 21

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio
July 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 94.92%Δ
Brazil – 6.95%
AMBEV ADR	419,900	$2,893,111
CCR	940,100	7,417,592
Cielo	186,558	3,415,723
CPFL Energia	403,880	3,546,116
EcoRodovias Infraestrutura e
Logistica	503,800	3,014,055
Transmissora Alianca de
Energia Eletrica	264,900	2,415,714
Vale ADR	108,900	1,562,715
		24,265,026
Chile – 3.58%
Banco Santander Chile ADR	116,870	2,972,004
Cia Cervecerias Unidas	208,209	2,340,918
Enersis ADR	381,100	6,425,346
Inversiones Aguas
Metropolitanas
ADR 144A #	24,800	782,199
		12,520,467
China – 17.95%■
Beijing Enterprises Holdings	504,999	4,397,416
Belle International Holdings	5,667,515	7,019,896
China BlueChemical Class H	4,229,000	2,178,127
China Huishan Dairy
Holdings †	4,669,000	1,056,109
China Mobile	1,130,000	12,346,951
China Resources Power
Holdings	2,564,000	7,162,479
China Shenhua Energy
Class H	1,568,500	4,611,987
Golden Eagle Retail Group	2,751,000	3,542,419
Hengan International Group	442,500	4,733,924
Huabao International
Holdings	4,901,000	3,558,794
Jiangsu Expressway Class H	3,892,000	4,730,671
Mindray Medical International
ADR	182,879	5,495,514
Sands China	256,000	1,879,449
		62,713,736
Colombia – 0.46%
BanColombia ADR	26,000	1,622,660
		1,622,660
India – 7.59%
Axis Bank	736,655	4,764,444
Cairn India	759,900	3,944,761
Housing Development
Finance	228,881	4,008,407
Infosys	64,228	3,549,530
Infosys ADR	69,600	3,815,472
Larsen & Toubro	114,197	2,810,061
Rural Electrification	338,046	1,692,536
Zee Entertainment
Enterprises	407,570	1,947,550
		26,532,761
Indonesia – 4.20%
Bank Mandiri	5,652,500	4,918,557
Bank Rakyat Indonesia	5,188,600	4,976,756
Perusahaan Gas Negara	9,522,100	4,792,905
		14,688,218
Kazakhstan – 0.76%
KazMunaiGas Exploration
Production GDR	148,538	2,651,314
		2,651,314
Malaysia – 5.05%
AMMB Holdings	2,173,500	4,706,107
Genting Malaysia	2,754,700	3,785,943
Malayan Banking	1,413,245	4,357,972
Tenaga Nasional	1,231,600	4,778,506
		17,628,528
Mexico – 8.33%
America Movil Series L ADR	152,800	3,601,496
Arca Continental	275,400	1,947,039
Compartamos	848,800	1,718,853
Fibra Uno Administracion	2,886,200	10,137,015
Grupo Aeroportuario del
Pacifico ADR	39,600	2,665,872
Grupo Financiero Santander
Mexico Class B ADR	443,314	5,887,210
Kimberly-Clark de Mexico
Class A	1,235,300	3,134,155
		29,091,640
Peru – 1.75%
Credicorp	41,230	6,098,742
		6,098,742
Philippines – 2.18%
Philippine Long Distance
Telephone ADR	108,100	7,605,916
		7,605,916

(continues)     NQ-DPT-151 [7/14] 9/14 (13141) 1

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Qatar – 0.24%
Qatar National Bank	17,281	$854,633
		854,633
Republic of Korea – 7.42%
Hyundai Mobis	38,707	11,561,043
Kangwon Land	107,023	3,548,063
Samsung Electronics	8,353	10,808,996
		25,918,102
Romania – 0.54%
Societatea Nationala de Gaze
Naturale GDR	181,054	1,899,256
		1,899,256
Russia – 3.84%
Gazprom ADR @	1,032,268	7,532,146
Sberbank of Russia ADR @	708,549	5,877,973
		13,410,119
South Africa – 2.74%
Bidvest Group	103,649	2,788,432
Clicks Group	257,827	1,579,303
Truworths International	422,324	2,957,104
Woolworths Holdings	290,817	2,245,771
		9,570,610
Taiwan – 6.89%
Asustek Computer	190,000	2,002,958
Quanta Computer	1,155,000	3,218,041
Taiwan Mobile	2,146,000	6,552,072
Taiwan Semiconductor
Manufacturing	2,344,588	9,377,445
Teco Electric and Machinery	2,319,000	2,932,528
		24,083,044
Thailand – 2.55%
PTT	899,000	8,910,393
		8,910,393
Turkey – 4.86%
Tofas Turk Otomobil Fabrikasi	226,706	1,403,731
Tupras Turkiye Petrol
Rafinerileri	376,427	9,198,846
Turk Telekomunikasyon	2,130,943	6,379,182
		16,981,759
United Arab Emirates – 0.55%
First Gulf Bank	390,456	1,927,092
		1,927,092
United Kingdom – 4.31%
Mondi	99,924	1,752,151
SABMiller	75,125	4,090,315
Unilever	213,578	9,227,967
		15,070,433
United States – 2.18%
Yum! Brands	109,541	7,602,145
		7,602,145
Total Common Stock
(cost $316,048,287)		331,646,594

Preferred Stock – 4.75%Δ
Brazil – 3.62%
Petroleo Brasileiro 4.97%	625,000	5,281,070
Vale ADR 6.64%	575,100	7,361,280
		12,642,350
India – 0.03%
Zee Entertainment Enterprises
6.00%	8,249,787	108,989
		108,989
Republic of Korea – 1.10%
Hyundai Motor 1.30%	23,049	3,849,700
		3,849,700
Total Preferred Stock
(cost $18,693,458)		16,601,039

	Principal
	amount°
Short-Term Investments – 0.89%
Discount Notes – 0.84%≠
Federal Home Loan Bank
0.05% 8/14/14	1,550,875	$1,550,864
0.05% 8/15/14	210,845	210,843
0.06% 8/18/14	849,194	849,186
0.075% 11/19/14	334,674	334,603
		2,945,496
U.S. Treasury Obligation – 0.05%≠
U.S. Treasury Bill 0.093%
11/13/14	175,101	175,085
		175,085
Total Short-Term Investments
(cost $3,120,510)		3,120,581

2 NQ-DPT-151 [7/14] 9/14 (13141)

(Unaudited)

Total Value of
Securities – 100.56%
(cost $337,862,255)	$351,368,214
Liabilities Net of Receivables and Other
Assets – (0.56%)	(1,972,745)
Net Assets – 100.00%	$349,395,469
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2014, the aggregate value of Rule 144A securities was $782,199, which represents 0.22% of the Portfolio’s net assets. See Note 5 in “Notes.”

@	Illiquid security. At July 31, 2014, the aggregate value of illiquid securities was $13,410,119,which represents 3.84% of the Portfolio’s net assets. See Note 5 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
■	Securities listed and traded on the Hong Kong Stock Exchange.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at July 31, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BCLY	ZAR	1,588,489	USD	(149,557)	8/5/14	$(1,537)
BNYM	HKD	575,759	USD	(74,292)	8/1/14	(2)
BNYM	HKD	886,099	USD	(114,337)	8/4/14	(3)
BNYM	IDR	(5,809,234,485)	USD	495,778	8/5/14	(5,486)
BNYM	KRW	(79,203,632)	USD	77,092	8/1/14	50
BNYM	KRW	(92,608,151)	USD	89,272	8/4/14	(793)
BNYM	MYR	301,659	USD	(95,004)	8/1/14	(655)
BNYM	MYR	560,953	USD	(175,902)	8/4/14	(498)
BNYM	MYR	1,031,365	USD	(321,700)	8/5/14	770
BNYM	QAR	375,649	USD	(103,341)	8/4/14	(169)
NT	ZAR	1,447,690	USD	(135,355)	8/6/14	(478)
						$(8,801)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ADR – American Depositary Receipt
BCLY – Barclays Bank
BNYM – BNY Mellon
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
IDR – Indonesian Rupiah
KRW – South Korean Won
MYR – Malaysian Ringgit
NT – Northern Trust
QAR – Qatari Riyal
USD – United States Dollar
ZAR – South African Rand

NQ-DPT-151 [7/14] 9/14 (13141) 3

Notes

Delaware Pooled® Trust — The Emerging Markets Portfolio
July 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The Emerging Markets Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010 – Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception of the Portfolio.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At July 31, 2014, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

4 NQ-DPT-151 [7/14] 9/14 (13141)

(Unaudited)

Reimbursement Fees — The Emerging Markets Portfolio may charge a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the “Statements of changes in net assets.”

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

2. Investments

At July 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$339,960,735
Aggregate unrealized appreciation	$43,352,855
Aggregate unrealized depreciation	(31,945,376)
Net unrealized appreciation	$11,407,479

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-151 [7/14] 9/14 (13141) 5

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2014:

	Level 1	Level 2	Total
Common Stock
Brazil	$24,265,026	$—	$24,265,026
Chile	11,738,268	782,199	12,520,467
China	5,495,514	57,218,222	62,713,736
Colombia	1,622,660	—	1,622,660
India	8,579,916	17,952,845	26,532,761
Indonesia	—	14,688,218	14,688,218
Kazakhstan	2,651,314	—	2,651,314
Malaysia	—	17,628,528	17,628,528
Mexico	29,091,640	—	29,091,640
Peru	6,098,742	—	6,098,742
Philippines	7,605,916	—	7,605,916
Qatar	—	854,633	854,633
Republic of Korea	—	25,918,102	25,918,102
Romania	—	1,899,256	1,899,256
Russia	—	13,410,119	13,410,119
South Africa	—	9,570,610	9,570,610
Taiwan	—	24,083,044	24,083,044
Thailand	8,910,393	—	8,910,393
Turkey	—	16,981,759	16,981,759
United Arab Emirates	—	1,927,092	1,927,092
United Kingdom	—	15,070,433	15,070,433
United States	7,602,145	—	7,602,145
Preferred Stock	12,642,350	3,958,689	16,601,039
Short-Term Investments	—	3,120,581	3,120,581
Total	$126,303,884	$225,064,330	$351,368,214
Foreign Currency Exchange
Contracts	$—	$(8,801)	$(8,801)

During the period ended July 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those traded on exchanges that close at a different time than the time that the Portfolio’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to net assets. At July 31, 2014, there were no Level 3 investments.

6 NQ-DPT-151 [7/14] 9/14 (13141)

(Unaudited)

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent, and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

(continues)     NQ-DPT-151 [7/14] 9/14 (13141) 7

(Unaudited)

4. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2014, the Portfolio had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by the Portfolio have been identified on the “Schedule of investments.”

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2014 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

8 NQ-DPT-151 [7/14] 9/14 (13141)

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II
July 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.14%Δ
Argentina – 1.29%
Cresud ADR @	8,100	$105,300
IRSA Inversiones y Represen-
taciones ADR @	4,000	63,360
MercadoLibre	1,600	148,000
YPF ADR	8,000	283,040
		599,700
Bahrain – 0.03%
Aluminum Bahrain GDR
144A #@†	1,800	11,936
		11,936
Brazil – 16.42%
America Latina Logistica	36,422	139,597
B2W Cia Digital @†	50,000	730,869
B2W Cia Digital NVDR Loan †	30,214	434,728
Banco Bradesco ADR	7,373	112,659
Banco Santander Brasil ADR	48,000	322,560
Brasil Foods ADR	16,900	414,050
Braskem ADR	12,800	158,848
Centrais Eletricas Brasileiras
ADR	21,300	59,214
Cyrela Brazil Realty	15,780	87,524
Fibria Celulose ADR †	40,300	397,358
Gerdau @	11,700	55,668
Gerdau ADR	13,000	76,440
Gol Linhas Aereas Inteligentes
ADR	45,200	273,912
Hypermarcas †	78,500	628,373
Itau Unibanco Holding ADR	60,500	931,700
JBS	32,815	121,580
Petroleo Brasileiro ADR	53,200	848,008
Santos Brasil Participacoes	5,900	38,443
Telefonica Brasil ADR	3,255	65,588
Tim Participacoes ADR	53,200	1,416,184
Vale ADR	21,600	309,960
		7,623,263
Chile – 0.79%
Sociedad Quimica y Minera de
Chile ADR	13,300	368,809
		368,809
China/Hong Kong – 18.23%
Baidu ADR †	15,000	3,240,530
China Construction Bank	299,590	229,219
China Mengniu Dairy	67,000	324,346
China Mobile	50,000	546,325
China Mobile ADR	7,200	392,328
China Petroleum & Chemical	94,000	92,025
China Petroleum & Chemical
ADR	3,770	368,103
China Unicom Hong Kong
ADR	17,100	297,027
CNOOC ADR	1,600	282,672
PetroChina Class H	280,000	362,895
PetroChina ADR	1,700	219,419
SINA †	2,000	96,780
Sohu.com †	16,000	907,520
Tianjin Development
Holdings @	190,000	154,341
Tingyi Cayman Islands
Holding	42,000	118,922
Tsingtao Brewery	24,000	195,541
Uni-President China
Holdings @	492,000	403,732
WH Group 144A #†	291,000	232,795
		8,464,520
Colombia – 1.29%
Bolsa De Valores De
Colombia	10,000	132
Cemex Latam Holdings †	61,058	600,577
		600,709
India – 7.69%
Cairn India	74,000	384,146
ICICI Bank ADR	2,600	130,052
Reliance Communications	90,082	199,507
Reliance Industries	30,356	501,152
Reliance Industries
GDR 144A #	55,000	1,818,341
Steel Authority of India	49,589	71,508
Tata Chemicals @	62,463	356,564
Ultratech Cement	2,784	110,760
		3,572,030
Indonesia – 1.37%
Global Mediacom	2,369,600	389,379
Tambang Batubara Bukit
Asam Persero	118,500	117,279
United Tractors	67,106	131,608
		638,266

(continues)     NQ-DPT-596 [7/14] 9/14 (13138) 1

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Israel – 2.30%
Teva Pharmaceutical
Industries ADR	20,000	$1,070,000
		1,070,000
Malaysia – 0.50%
UEM Sunrise @	356,100	233,966
		233,966
Mexico – 6.84%
America Movil Series L ADR	11,000	259,270
Cemex ADR †	67,607	849,144
Empresas ICA ADR †	27,200	193,664
Fomento Economico
Mexicano ADR	2,500	234,725
Grupo Financiero Banorte
Class O	24,300	161,669
Grupo Financiero Santander
Mexico Class B ADR	19,400	257,632
Grupo Televisa ADR	30,000	1,067,700
Wal-Mart de Mexico Class V	61,629	153,053
		3,176,857
Peru – 0.29%
Cia de Minas Buenaventura
ADR	11,500	134,665
		134,665
Poland – 1.49%
Jastrzebska Spolka
Weglowa †	2,926	38,822
Orange Polska @	120,000	396,116
Polski Koncern Naftowy Orlen	8,460	99,891
Powszechna Kasa
Oszczednosci Bank Polski	13,921	158,312
		693,141
Republic of Korea – 20.37%
Hitejinro Holdings	20,000	245,694
KB Financial Group ADR	28,000	1,095,360
KCC @	1,455	856,391
KT ADR	28,300	454,498
KT&G	5,530	535,786
LG Display ADR †	17,800	289,250
LG Electronics	5,107	378,284
LG Uplus	28,207	259,379
Lotte Chilsung Beverage @	425	766,075
Lotte Confectionery @	257	523,750
Samsung Electronics	1,595	2,063,971
Samsung Life Insurance	4,270	434,584
SK Telecom ADR	55,000	1,557,050
		9,460,072
Russia – 5.03%
Etalon Group
GDR 144A #@=	4,800	20,050
Gazprom ADR @	50,000	364,835
LUKOIL ADR	3,400	189,720
LUKOIL ADR (London
International Exchange)	3,600	200,704
MegaFon GDR	14,100	392,483
Mobile Telesystems ADR	19,400	347,842
Moscow Exchange	70,000	111,481
Rosneft GDR @	52,800	325,788
Sberbank @=	141,095	290,451
VTB Bank @	16,155,925	17,893
VTB Bank GDR @	33,800	75,391
		2,336,638
South Africa – 1.55%
Anglo American Platinum †	1,687	74,065
ArcelorMittal South Africa †	27,354	96,941
Impala Platinum Holdings	4,413	43,733
Sasol ADR	5,200	300,820
Vodacom Group	17,262	201,770
		717,329
Taiwan – 4.70%
Hon Hai Precision Industry	251,254	858,893
Mitac Holdings	472,000	395,680
Taiwan Semiconductor
Manufacturing	95,000	379,963
Taiwan Semiconductor
Manufacturing ADR	12,800	256,000
United Microelectronics	634,000	291,745
		2,182,281
Thailand – 1.22%
Bangkok Bank	37,099	223,892
PTT	27,160	269,195
PTT Exploration & Production	14,571	73,568
		566,655
Turkey – 1.36%
Anadolu Efes Biracilik Ve Malt
Sanayii †	19,910	241,465

2 NQ-DPT-596 [7/14] 9/14 (13138)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Turkey (continued)
Turkcell Iletisim Hizmetleri
ADR †	20,600	$336,604
Turkiye Sise ve Cam
Fabrikalari	37,006	53,789
		631,858
United Kingdom – 0.24%
Anglo American ADR	8,400	113,383
		113,383
United States – 4.14%
Archer-Daniels-Midland	11,900	552,160
Avon Products	16,300	215,160
Yahoo †	23,100	827,211
Yandex Class A	10,800	327,024
		1,921,555
Total Common Stock
(cost $39,316,137)		45,117,633

Preferred Stock – 1.58%Δ
Republic of Korea – 1.58%
LG Electronics 0.65%	17,861	733,330
Total Preferred Stock
(cost $307,186)		733,330

	Principal
	amount°
Short-Term Investments – 1.54%
Repurchase Agreements – 1.54%
Bank of America Merrill Lynch
0.04%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $222,838
(collateralized by U.S.
government obligations
0.00% - 0.375%
6/25/15 - 2/15/24; market
value $227,294)	222,837	222,837
Bank of Montreal
0.07%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $74,279
(collateralized by U.S.
government obligations
0.00% - 4.375%
8/21/14 - 11/15/43;
market value $75,765)	74,279	74,279
BNP Paribas
0.07%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $416,884
(collateralized by U.S.
government obligations
0.00% - 2.75%
8/7/14 - 11/15/23; market
value $425,221)	416,884	416,884

Total Short-Term Investments
(cost $714,000)		714,000

Total Value of
Securities – 100.26%
(cost $40,337,323)		46,564,963

Liabilities Net of Receivables and Other
Assets – (0.26%)		(122,320)
Net Assets – 100.00%		$46,442,643
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2014, the aggregate value of Rule 144A securities was $2,083,122, which represents 4.49% of the Portfolio’s net assets. See Note 5 in “Notes.”
@	Illiquid security. At July 31, 2014, the aggregate value of illiquid securities was $5,752,476, which represents 12.39% of the Portfolio’s net assets. See Note 5 in “Notes.”
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2014, the aggregate value of fair valued securities was $310,501, which represents 0.67% of the Portfolio’s net assets. See Note 1 in “Notes.”
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

(continues)     NQ-DPT-596 [7/14] 9/14 (13138) 3

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II (Unaudited)

The following foreign currency exchange contracts were outstanding at July 31, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	BRL	547	USD	(242)	8/5/14	$(2)
BNYM	HKD	1,822,386	USD	(235,147)	8/5/14	(3)
BNYM	INR	(481,000)	USD	7,878	8/1/14	(63)
						$(68)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ADR - American Depositary Receipt
BNYM - Bank of New York Mellon
BRL - Brazilian Real
GDR - Global Depositary Receipt
HKD - Hong Kong Dollar
INR - Indian Rupee
NVDR - Non-Voting Depositary Receipt
USD - United States Dollar

4 NQ-DPT-596 [7/14] 9/14 (13138)

Notes

Delaware Pooled® Trust — The Emerging Markets Portfolio II
July 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Emerging Markets Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010 - Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception of the Portfolio.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

(continues)     NQ-DPT-596 [7/14] 9/14 (13138) 5

(Unaudited)

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At July 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$40,341,366
Aggregate unrealized appreciation	$10,066,262
Aggregate unrealized depreciation	(3,842,665)
Net unrealized appreciation	$6,223,597

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6 NQ-DPT-596 [7/14] 9/14 (13138)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2014:

	Level 1	Level 2	Total
Common Stock
Argentina	$599,700	$—	$599,700
Bahrain	—	11,936	11,936
Brazil	7,623,263	—	7,623,263
Chile	368,809	—	368,809
China/Hong Kong	6,037,174	2,427,346	8,464,520
Colombia	600,709	—	600,709
India	130,052	3,441,978	3,572,030
Indonesia	—	638,266	638,266
Israel	1,070,000	—	1,070,000
Malaysia	—	233,966	233,966
Mexico	3,176,857	—	3,176,857
Peru	134,665	—	134,665
Poland	—	693,141	693,141
Republic of Korea	3,396,158	6,063,914	9,460,072
Russia	863,350	1,473,288	2,336,638
South Africa	300,820	416,509	717,329
Taiwan	256,000	1,926,281	2,182,281
Thailand	342,763	223,892	566,655
Turkey	336,604	295,254	631,858
United Kingdom	—	113,383	113,383
United States	1,921,555	—	1,921,555
Preferred Stock	—	733,330	733,330
Short-Term Investments	—	714,000	714,000
Total	$27,158,479	$19,406,484	$46,564,963
Foreign Currency Exchange
Contracts	$—	$(68)	$(68)

During the period ended July 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those traded on exchanges that close at a different time than the time that the Portfolio’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2014. there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

(continues)     NQ-DPT-596 [7/14] 9/14 (13138) 7

(Unaudited)

Foreign Currency Exchange Contracts — The Portfolio enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Portfolio may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent, and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

8 NQ-DPT-596 [7/14] 9/14 (13138)

(Unaudited)

At July 31, 2014, the Portfolio had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.”

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2014 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-596 [7/14] 9/14 (13138) 9

Schedule of investments

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio
July 31, 2014 (Unaudited)

	Number
	of	Value
	shares	(U.S. $)
Common Stock – 97.11%
Consumer Discretionary – 25.11%
CBS Outdoor Americas	24,700	$822,263
Coupons.com †	28,278	580,547
DineEquity	22,300	1,807,415
Dunkin’ Brands Group	19,075	817,555
K12 †	45,250	1,054,777
Sally Beauty Holdings †	57,534	1,493,007
Shutterstock †	10,950	853,443
Ulta Salon Cosmetics &
Fragrance †	15,975	1,474,972
		8,903,979
Energy – 3.97%
Core Laboratories	9,600	1,405,728
		1,405,728
Financial Services – 20.48%
Affiliated Managers Group †	8,225	1,638,831
CommonWealth REIT	60,850	1,634,431
Heartland Payment Systems	41,000	1,947,500
MSCI Class A †	45,075	2,039,644
		7,260,406
Healthcare – 10.25%
ABIOMED †	43,700	1,118,720
athenahealth †	5,500	684,200
Techne	19,625	1,831,405
		3,634,325
Producer Durables – 15.17%
Expeditors International of
Washington	31,475	1,359,091
Graco	22,575	1,673,936
Ritchie Bros Auctioneers	44,550	1,079,001
Zebra Technologies †	15,812	1,266,067
		5,378,095
Technology – 17.16%
Blackbaud	32,575	1,195,828
Ellie Mae †	15,375	441,570
Logitech International
Class R	89,374	1,310,764
NeuStar Class A †	12,050	335,713
NIC	47,550	802,169
SBA Communications Class
A †	3,275	350,196
VeriFone Systems †	49,225	1,649,530
		6,085,770
Utilities – 4.97%
j2 Global	36,050	1,763,566
		1,763,566

Total Common Stock (cost $24,765,774)		34,431,869

	Principal
	amount°
Short-Term Investments – 3.46%
Discount Notes – 1.51≠
Federal Home Loan Bank
0.05% 8/14/14	362,684	362,681
0.06% 8/18/14	174,894	174,892
		537,573
Repurchase Agreements – 1.29%
Bank of America Merrill Lynch
0.04%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $142,629
(collateralized by U.S.
government obligations
0.00% - 0.375% 6/25/15
- 2/15/24; market value
$145,481)	142,628	142,628
Bank of Montreal
0.07%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $47,543
(collateralized by U.S.
government obligations
0.00% - 4.375% 8/21/14
- 11/15/43; market value
$48,494)	47,543	47,543
BNP Paribas
0.07%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $266,829
(collateralized by U.S.
government obligations
0.00% - 2.75% 8/7/14 -
11/15/23; market value
$272,165)	266,829	266,829
		457,000

(continues)     NQ-DPT-196 [7/14] 9/14 (13135) 1

Schedule of investments

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
U.S. Treasury Obligation – 0.66%≠
U.S. Treasury Bill 0.093%
11/13/14	234,313	$234,291
		234,291

Total Short-Term Investments
(cost $1,228,817)		1,228,864

Total Value of
Securities - 100.57%
(cost $25,994,591)		35,660,733

Liabilities Net of Receivables and Other
Assets – (0.57%)		(203,717)
Net Assets – 100.00%		$35,457,016
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

REIT – Real Estate Investment Trust

2 NQ-DPT-196 [7/14] 9/14 (13135)

Notes

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio
July 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010 – Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception of the Portfolio.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period.

The Portfolio generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

(continues)     NQ-DPT-196 [7/14] 9/14 (13135) 3

(Unaudited)

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

2. Investments

At July 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$26,572,793
Aggregate unrealized appreciation	$9,784,783
Aggregate unrealized depreciation	(696,843)
Net unrealized appreciation	$9,087,940

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $237,690 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

4 NQ-DPT-196 [7/14] 9/14 (13135)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2014:

	Level 1	Level 2	Total
Common Stock	$33,121,105	$1,310,764	$34,431,869
Short-Term Investments	—	1,228,864	1,228,864
Total	$33,121,105	$2,539,628	$35,660,733

During the period ended July 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2014, there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Portfolio may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at July 31, 2014.

(continues)     NQ-DPT-196 [7/14] 9/14 (13135) 5

(Unaudited)

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent, and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2014, the Portfolio had no securities out on loan.

5. Credit and Market Risk

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines. Because the Portfolio expects to hold a concentrated portfolio of a limited number of securities, the Portfolio’s risk is increased because each investment has a greater effect on the Portfolio’s overall performance.

6 NQ-DPT-196 [7/14] 9/14 (13135)

(Unaudited)

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2014, there were no Rule 144A securities and no securities held by the Portfolio have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2014 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-196 [7/14] 9/14 (13135) 7

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio
July 31, 2014 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds – 0.34%
Equinix 4.75% exercise price
$84.32, expiration date
6/13/16	65,000	$168,756
Salix Pharmaceuticals 1.50%
exercise price $65.81,
expiration date 3/15/19	150,000	310,687
Total Convertible Bonds (cost $356,083)		479,443

Corporate Bonds – 80.82%
Automobiles – 2.38%
American Axle &
Manufacturing
7.75% 11/15/19	328,000	373,920
Chassix 144A
9.25% 8/1/18 #	325,000	346,937
General Motors
6.25% 10/2/43	375,000	426,563
General Motors Financial
6.75% 6/1/18	585,000	662,513
International Automotive
Components Group 144A
9.125% 6/1/18 #	721,000	769,667
Meritor
6.25% 2/15/24	200,000	206,500
6.75% 6/15/21	375,000	399,375
Tupy Overseas 144A
6.625% 7/17/24 #	200,000	206,000
		3,391,475
Banking – 2.98%
Barclays Bank
7.625% 11/21/22	560,000	633,150
Credit Suisse Group
144A 6.25% 12/29/49 #•	410,000	411,804
144A 7.50% 12/31/49 #•	610,000	671,000
JPMorgan Chase
6.75% 1/29/49 •	695,000	745,387
Lloyds Banking Group
7.50% 4/30/49 •	1,080,000	1,136,700
Popular 7.00% 7/1/19	645,000	651,773
		4,249,814
Basic Industry – 9.84%
AK Steel 7.625% 5/15/20	687,000	705,893
ArcelorMittal 6.125% 6/1/18	764,000	817,480
Arch Coal 144A
8.00% 1/15/19 #	580,000	561,150
Builders FirstSource 144A
7.625% 6/1/21 #	628,000	657,830
Cemex 144A
7.25% 1/15/21 #	375,000	398,437
Cemex Finance 144A
6.00% 4/1/24 #	405,000	406,013
CPG Merger Sub 144A
8.00% 10/1/21 #	610,000	632,875
Essar Steel Minnesota 144A
11.50% 5/15/20 #	185,000	190,781
First Quantum Minerals
144A 6.75% 2/15/20 #	303,000	310,575
144A 7.00% 2/15/21 #	303,000	313,605
144A 7.25% 5/15/22 #	400,000	412,500
FMG Resources August 2006
144A 6.875% 4/1/22 #	827,000	882,823
Hardwoods Acquisition 144A
7.50% 8/1/21 #	435,000	443,700
HD Supply 11.50% 7/15/20	550,000	642,125
INEOS Group Holdings 144A
5.875% 2/15/19 #	695,000	703,687
JMC Steel Group 144A
8.25% 3/15/18 #	481,000	477,994
Kissner Milling 144A
7.25% 6/1/19 #	520,000	533,000
LSB Industries 7.75% 8/1/19	470,000	506,425
Masonite International 144A
8.25% 4/15/21 #	677,000	727,775
New Gold 144A
6.25% 11/15/22 #	564,000	596,430
Nortek 8.50% 4/15/21	432,000	470,880
Polymer Group 144A
6.875% 6/1/19 #	410,000	414,613
Ryerson
9.00% 10/15/17	317,000	336,416
11.25% 10/15/18	135,000	149,850
Sappi Papier Holding 144A
6.625% 4/15/21 #	511,000	542,937
TPC Group 144A
8.75% 12/15/20 #	665,000	729,837
Wise Metals Group 144A
8.75% 12/15/18 #	275,000	296,313
Wise Metals Intermediate
Holdings 144A
9.75% 6/15/19 #	180,000	184,275
		14,046,219
Capital Goods – 5.34%
Accudyne Industries 144A
7.75% 12/15/20 #	550,000	578,875
Ardagh Packaging Finance
144A 6.00% 6/30/21 #	640,000	612,800

(continues)     NQ-DPT-096 [7/14] 9/14 (13142) 1

Schedules of investments

Delaware Pooled ® Trust — The High-Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
B/E Aerospace 5.25% 4/1/22	305,000	$332,069
BOE Intermediate Holding
144A PIK 9.00%
11/1/17 #✥	388,525	406,980
Consolidated Container
144A 10.125% 7/15/20 #	471,000	473,355
Gardner Denver 144A
6.875% 8/15/21 #	305,000	308,813
Gates Global 144A
6.00% 7/15/22 #	1,075,000	1,053,500
Milacron 144A
7.75% 2/15/21 #	490,000	530,425
Plastipak Holdings 144A
6.50% 10/1/21 #	485,000	508,037
Reynolds Group Issuer
8.25% 2/15/21	835,000	889,275
Signode Industrial Group
144A 6.375% 5/1/22 #	580,000	572,750
TransDigm
144A 6.00% 7/15/22 #	745,000	749,656
144A 6.50% 7/15/24 #	605,000	611,806
		7,628,341
Consumer Cyclical – 3.72%
BI-LO 144A PIK 8.625%
9/15/18 #T	425,000	432,437
Dave & Buster’s
Entertainment 144A
8.839% 2/15/16 #^	292,000	253,138
DBP Holding 144A
7.75% 10/15/20 #	411,000	374,010
Landry’s 144A
9.375% 5/1/20 #	722,000	786,980
Men’s Wearhouse 144A
7.00% 7/1/22 #	350,000	365,750
Michaels Stores 144A
5.875% 12/15/20 #	485,000	477,967
Pantry 8.375% 8/1/20	554,000	594,165
Party City Holdings
8.875% 8/1/20	593,000	641,923
PF Chang’s China Bistro
144A 10.25% 6/30/20 #	439,000	447,780
Rite Aid 6.75% 6/15/21	665,000	694,925
Roundy’s Supermarkets 144A
10.25% 12/15/20 #	235,000	246,750
		5,315,825
Consumer Non-Cyclical – 2.03%
Crestview DS Merger Sub II
144A 10.00% 9/1/21 #	405,000	457,144
JBS Investments 144A
7.75% 10/28/20 #	685,000	738,087
Post Holdings
144A 6.00% 12/15/22 #	570,000	565,013
144A 6.75% 12/1/21 #	125,000	130,156
Prestige Brands 144A
5.375% 12/15/21 #	450,000	452,250
Spectrum Brands
6.375% 11/15/20	103,000	108,923
6.625% 11/15/22	416,000	443,040
		2,894,613
Energy – 14.64%
Athlon Holdings 144A
6.00% 5/1/22 #	555,000	557,775
Baytex Energy
144A 5.125% 6/1/21 #	125,000	124,531
144A 5.625% 6/1/24 #	595,000	588,306
Calumet Specialty Products
Partners 7.625% 1/15/22	920,000	982,100
Chaparral Energy
7.625% 11/15/22	267,000	281,017
8.25% 9/1/21	312,000	335,400
CHC Helicopter
9.375% 6/1/21	775,000	817,625
Chesapeake Energy
4.875% 4/15/22	990,000	992,475
Compressco Partners 144A
7.25% 8/15/22 #	320,000	316,800
Energy Transfer Equity 144A
5.875% 1/15/24 #	290,000	297,250
Energy XXI Gulf Coast 144A
6.875% 3/15/24 #	635,000	633,413
Exterran Partners
6.00% 4/1/21	590,000	592,950
FTS International 144A
6.25% 5/1/22 #	665,000	679,963
Genesis Energy
5.75% 2/15/21	665,000	674,975
Halcon Resources
8.875% 5/15/21	339,000	353,407
9.75% 7/15/20	665,000	714,875
Hercules Offshore
144A 6.75% 4/1/22 #	655,000	590,319
144A 7.50% 10/1/21 #	300,000	285,750
144A 8.75% 7/15/21 #	175,000	178,937
Key Energy Services
6.75% 3/1/21	435,000	445,875

2 NQ-DPT-096 [7/14] 9/14 (13142)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Laredo Petroleum
5.625% 1/15/22	285,000	$291,413
7.375% 5/1/22	346,000	378,870
Memorial Resource
Development 144A
5.875% 7/1/22 #	295,000	287,256
Midstates Petroleum
9.25% 6/1/21	865,000	897,437
Murphy Oil USA
6.00% 8/15/23	615,000	650,363
Northern Blizzard Resources
144A 7.25% 2/1/22 #	620,000	655,650
Northern Oil & Gas
8.00% 6/1/20	580,000	614,800
NuStar Logistics
6.75% 2/1/21	400,000	448,000
Oasis Petroleum 144A
6.875% 3/15/22 #	630,000	685,125
Ocean Rig UDW 144A
7.25% 4/1/19 #	800,000	774,000
Offshore Group Investment
7.125% 4/1/23	270,000	267,975
PDC Energy 7.75% 10/15/22	535,000	596,525
Pioneer Energy Services 144A
6.125% 3/15/22 #	630,000	650,475
Regency Energy Partners
5.875% 3/1/22	630,000	661,500
Samson Investment 144A
10.75% 2/15/20 #	681,000	692,917
SandRidge Energy
8.125% 10/15/22	861,000	921,270
Seventy Seven Energy 144A
6.50% 7/15/22 #	360,000	363,600
Triangle USA Petroleum 144A
6.75% 7/15/22 #	625,000	627,344
		20,908,263
Financials – 0.41%
Nuveen Investments 144A
9.50% 10/15/20 #	504,000	590,940
		590,940
Healthcare – 6.42%
Air Medical Group Holdings
9.25% 11/1/18	312,000	328,380
Amsurg 144A
5.625% 7/15/22 #	350,000	353,500
Community Health Systems
144A 6.875% 2/1/22 #	735,000	755,213
7.125% 7/15/20	163,000	174,206
8.00% 11/15/19	56,000	60,211
Crimson Merger Sub 144A
6.625% 5/15/22 #	615,000	588,094
DaVita HealthCare Partners
5.125% 7/15/24	1,065,000	1,051,022
Immucor 11.125% 8/15/19	612,000	676,260
Kinetic Concepts
10.50% 11/1/18	423,000	469,530
12.50% 11/1/19	290,000	325,902
Mallinckrodt International
Finance 4.75% 4/15/23	345,000	319,987
MPH Acquisition Holdings
144A 6.625% 4/1/22 #	305,000	313,387
Par Pharmaceutical
7.375% 10/15/20	1,241,000	1,330,973
Salix Pharmaceuticals 144A
6.00% 1/15/21 #	755,000	790,863
Tenet Healthcare
144A 5.00% 3/1/19 #	465,000	459,187
6.00% 10/1/20	285,000	298,537
8.125% 4/1/22	375,000	420,000
Valeant Pharmaceuticals
International
144A 5.625% 12/1/21 #	160,000	159,600
144A 6.375% 10/15/20 #	281,000	291,186
		9,166,038
Insurance – 2.23%
American International Group
8.175% 5/15/58 •	562,000	779,073
Hockey Merger Sub 2 144A
7.875% 10/1/21 #	705,000	726,150
Hub Holdings 144A PIK
8.125% 7/15/19 #T	190,000	188,575
Onex USI Acquisition 144A
7.75% 1/15/21 #	585,000	583,537
XL Group 6.50% 12/29/49 •	925,000	908,813
		3,186,148
Media – 7.33%
Altice 144A
7.75% 5/15/22 #	690,000	707,250
CCO Holdings
5.25% 9/30/22	764,000	751,585
Cequel Communications
Holdings I 144A
6.375% 9/15/20 #	446,000	461,610

(continues)     NQ-DPT-096 [7/14] 9/14 (13142) 3

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
Clear Channel
Communications PIK
14.00% 2/1/21 ✤	625,000	$625,000
Columbus International 144A
7.375% 3/30/21 #	950,000	1,005,813
CSC Holdings 144A
5.25% 6/1/24 #	780,000	748,800
DISH DBS 5.00% 3/15/23	795,000	781,087
Gray Television
7.50% 10/1/20	605,000	636,006
MDC Partners 144A
6.75% 4/1/20 #	670,000	700,150
Mediacom Broadband 144A
5.50% 4/15/21 #	400,000	405,500
Numericable Group
144A 6.00% 5/15/22 #	690,000	694,313
144A 6.25% 5/15/24 #	200,000	201,250
RCN Telecom Services 144A
8.50% 8/15/20 #	325,000	347,750
Sinclair Television Group
144A 5.625% 8/1/24 #	470,000	465,887
Virgin Media Finance 144A
6.375% 4/15/23 #	800,000	844,000
VTR Finance 144A
6.875% 1/15/24 #	1,045,000	1,085,494
		10,461,495
Services – 7.16%
Algeco Scotsman Global
Finance 144A
10.75% 10/15/19 #	1,265,000	1,265,000
Avis Budget Car Rental
5.50% 4/1/23	465,000	467,325
BlueLine Rental Finance
144A 7.00% 2/1/19 #	355,000	370,087
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #	690,000	696,469
Covanta Holding
5.875% 3/1/24	670,000	683,400
Darling Ingredients 144A
5.375% 1/15/22 #	235,000	242,344
Mattamy Group 144A
6.50% 11/15/20 #	775,000	790,500
MGM Resorts International
6.75% 10/1/20	170,000	184,450
7.75% 3/15/22	234,000	269,685
Navios South American
Logistics 144A
7.25% 5/1/22 #	605,000	618,613
Pinnacle Entertainment
6.375% 8/1/21	265,000	274,275
7.75% 4/1/22	210,000	226,013
8.75% 5/15/20	36,000	38,610
Stena 144A 7.00% 2/1/24 #	1,055,000	1,115,663
United Rentals North America
5.75% 11/15/24	1,915,000	1,962,875
Vander Intermediate Holding
II 144A PIK 9.75%
2/1/19 #T	235,000	247,337
Watco 144A
6.375% 4/1/23 #	280,000	285,600
West 144A
5.375% 7/15/22 #	500,000	486,250
		10,224,496
Technology & Electronics – 5.81%
Advanced Micro Devices
144A 6.75% 3/1/19 #	270,000	277,425
BMC Software Finance 144A
8.125% 7/15/21 #	360,000	360,000
CDW 6.00% 8/15/22	440,000	440,000
CommScope 144A
5.50% 6/15/24 #	675,000	675,000
Entegris 144A
6.00% 4/1/22 #	665,000	689,937
First Data
11.25% 1/15/21	555,000	629,925
11.75% 8/15/21	885,000	1,037,663
First Data Holdings 144A PIK
14.50% 9/24/19 #✥	37,960	43,085
Infinity Acquisition 144A
7.25% 8/1/22 #	780,000	783,900
Infor Software Parent
144A PIK 7.125%
5/1/21 #T	840,000	835,800
j2 Global 8.00% 8/1/20	777,000	843,045
Micron Technology 144A
5.50% 2/1/25 #	570,000	568,575
NCR
5.875% 12/15/21	175,000	182,000
6.375% 12/15/23	540,000	575,100
Viasystems 144A
7.875% 5/1/19 #	336,000	351,120
		8,292,575
Telecommunications – 7.83%
CenturyLink 6.75% 12/1/23	400,000	435,500

4 NQ-DPT-096 [7/14] 9/14 (13142)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Cogent Communications
Finance 144A
5.625% 4/15/21 #	605,000	$594,413
Digicel Group
144A 7.125% 4/1/22 #	225,000	228,937
144A 8.25% 9/30/20 #	1,050,000	1,136,625
Hughes Satellite Systems
7.625% 6/15/21	439,000	498,265
Intelsat Luxembourg
7.75% 6/1/21	860,000	882,575
8.125% 6/1/23	1,130,000	1,179,437
Level 3 Escrow II 144A
5.375% 8/15/22 #	715,000	703,381
Sprint
144A 7.125% 6/15/24 #	765,000	783,169
144A 7.25% 9/15/21 #	615,000	657,281
144A 7.875% 9/15/23 #	410,000	439,725
Sprint Capital 6.90% 5/1/19	410,000	440,750
T-Mobile USA
6.125% 1/15/22	195,000	201,337
6.25% 4/1/21	240,000	251,700
6.50% 1/15/24	115,000	120,175
6.731% 4/28/22	235,000	247,044
Wind Acquisition Finance
144A 4.75% 7/15/20 #	310,000	303,800
144A 7.375% 4/23/21 #	595,000	621,775
Windstream
7.50% 6/1/22	335,000	362,219
7.50% 4/1/23	10,000	10,700
7.75% 10/1/21	370,000	400,987
Zayo Group 10.125% 7/1/20	602,000	685,527
		11,185,322
Utilities – 2.70%
AES 7.375% 7/1/21	68,000	77,860
AES Gener 144A
8.375% 12/18/73 #•	400,000	450,400
Calpine
5.375% 1/15/23	585,000	574,031
5.75% 1/15/25	235,000	230,006
144A 5.875% 1/15/24 #	335,000	350,913
Elwood Energy
8.159% 7/5/26	262,376	295,173
Enel 144A
8.75% 9/24/73 #•	820,000	971,700
NRG Energy 144A
6.25% 5/1/24 #	895,000	899,475
		3,849,558
Total Corporate Bonds (cost $112,958,164)		115,391,122

Senior Secured Loans – 8.78%«
Akorn Tranche B
4.50% 11/13/20	590,000	592,213
Applied Systems Tranche 2nd
Lien 7.50% 1/15/22	639,000	649,184
Ashland Water 2nd Lien
7.75% 7/2/22	250,000	249,792
Atkore International 2nd Lien
7.75% 9/27/21	340,000	339,575
Avast Software 1st Lien
5.00% 3/18/20	340,688	341,397
Avaya Tranche B-3
4.50% 10/27/17	214,371	207,873
Avaya Tranche B6
6.50% 3/31/18	214,371	213,433
Azure Midstream Tranche B
6.50% 10/21/18	118,481	119,222
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	675,000	685,758
Borgata Tranche B 1st Lien
6.75% 8/15/18	631,825	638,775
Caesars Growth Partners
Tranche B 1st Lien
6.25% 5/8/21	345,000	344,245
Citycenter Holdings Tranche B
5.00% 10/9/20	572,837	574,985
Clear Channel
Communications Tranche D
6.75% 1/30/19	1,040,000	1,023,642
Flint Group Tranche 2nd Lien
8.25% 5/2/22	700,000	705,542
Gentiva Health Services
Tranche B
6.50% 10/10/19	507,450	508,636
Hostess Brands 1st Lien
6.75% 3/12/20	663,338	685,725
LTS Buyer 2nd Lien
8.00% 3/15/21	98,038	99,345
Mauser Holdings 2nd Lien
8.25% 6/30/22	725,000	726,359
Moxie Liberty Tranche B
7.50% 8/21/20	345,000	356,213

(continues)     NQ-DPT-096 [7/14] 9/14 (13142) 5

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
Moxie Patriot (Panda Power
Fund) Tranche B1
6.75% 12/18/20	340,000	$351,050
Nuveen Investments 2nd Lien
6.50% 2/28/19	335,000	335,977
Otterbox Tranche B
5.75% 5/30/20	520,000	516,100
Panda Temple Power II
Tranche B 1st Lien
7.25% 3/28/19	355,000	366,538
Polymer Group Tranche B
5.25% 12/13/19	542,275	543,462
Rite Aid 2nd Lien
5.75% 8/3/20	295,000	301,195
Samson Investment 2nd Lien
5.00% 9/25/18	680,000	679,272
Vantage Drilling Tranche B 1st
Lien 5.75% 3/28/19	388,035	386,984
Total Senior Secured Loans
(cost $12,461,498)		12,542,492

	Number of
	shares
Common Stock – 1.12%
Akorn †	3,721	126,254
Century Communications =†	60,000	0
DIRECTV Class A †	4,514	388,430
General Motors	7,821	264,506
Hanesbrands	1,930	188,580
Kodiak Oil & Gas †	15,891	246,946
Las Vegas Sands	1,662	122,739
Mirant (Escrow) †	20,000	0
Range Resources	1,960	148,156
Valeant Pharmaceuticals
International †	986	115,747
Total Common Stock (cost $1,369,944)		1,601,358

Convertible Preferred Stock – 1.14%
Chesapeake Energy 144A
5.75% exercise price
$26.14, expiration date
12/31/49 #	372	437,100
Dominion Resources 6.375%
exercise price $87.20,
expiration date 7/1/17	8,250	418,275
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	8,500	417,350
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	2,750	135,438
SandRidge Energy 7.00%
exercise price $7.76,
expiration date 12/31/49	2,100	214,200
Total Convertible Preferred Stock
(cost $1,637,941)		1,622,363

Preferred Stock – 1.62%
Ally Financial
144A 7.00% #	1,400	1,400,000
8.50% •	5,000	135,650
GMAC Capital Trust I
8.125% •	7,000	190,260
Regions Financial 6.375%	24,000	594,480
Total Preferred Stock (cost $2,020,768)		2,320,390

	Principal
	amount°
Short-Term Investments – 6.62%
Repurchase Agreements – 6.62%
Bank of America Merrill Lynch
0.04%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price
$2,950,258 (collateralized
by U.S. government
obligations 0.00% -
0.375% 6/25/15 -
2/15/24; market value
$3,009,261)	2,950,255	2,950,255
Bank of Montreal
0.07%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $983,420
(collateralized by U.S.
government obligations
0.00% - 4.375% 8/21/14
- 11/15/43; market value
$1,003,087)	983,418	983,418

6 NQ-DPT-096 [7/14] 9/14 (13142)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.07%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price
$5,519,338 (collateralized
by U.S. government
obligations 0.00% -
2.75% 8/7/14 - 11/15/23;
market value $5,629,714)	5,519,327	$5,519,327

Total Short-Term Investments
(cost $9,453,000)		9,453,000

Total Value of Securities – 100.44%
(cost $140,257,398)		143,410,168

Liabilities Net of Receivables and Other
Assets – (0.44%)		(627,463)
Net Assets – 100.00%		$142,782,705
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2014, the aggregate value of Rule 144A securities was $68,095,876, which represents 47.69% of the Portfolio’s net assets. See Note 5 in “Notes.”

✤	100% of the income received was in the form of both cash and par.
✥	100% of the income received was in the form of additional par.
T	100% of the income received was in the form of additional cash.
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets. See Note 1 in “Notes.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of July 31, 2014. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2014.

The following futures contracts were outstanding at July 31, 2014:1

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
	U.S. Treasury 2 yr
(15)	Notes	$(3,297,614)	$(3,291,328)	10/6/14	$6,286
	U.S. Treasury 5 yr
(28)	Notes	(3,356,202)	(3,327,406)	10/6/14	28,796
		$(6,653,816)			$35,082

The use of futures contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
PIK – Pay-in-kind
yr - Year

NQ-DPT-096 [7/14] 9/14 (13142) 7

Notes

Delaware Pooled® Trust — The High-Yield Bond Portfolio
July 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The High-Yield Bond Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Portfolio declares and pays distributions from net investment income and realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

8 NQ-DPT-096 [7/14] 9/14 (13142)

(Unaudited)

2. Investments

At July 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$140,273,191
Aggregate unrealized appreciation	$3,942,313
Aggregate unrealized depreciation	(805,336)
Net unrealized appreciation	$3,136,977

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $1,262,438 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Oct. 31, 2013, the Portfolio had no capital loss carryforwards under the Act.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-096 [7/14] 9/14 (13142) 9

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$115,870,565	$—	$115,870,565
Senior Secured Loans	—	12,542,492	—	12,542,492
Common Stock	1,601,358	—	—	1,601,358
Convertible Preferred Stock[1]	971,063	651,300	—	1,622,363
Preferred Stock[2]	920,390	1,400,000	—	2,320,390
Short-Term Investments	—	9,453,000	—	9,453,000
Total	$3,492,811	$139,917,357	$—	$143,410,168
Futures Contracts	$35,082	$—	$—	$35,082
____________________

1Security type is valued across multiple levels. The amount attributed to Level 1 investments and Level 2 investments represents the following percentages of the total market value of this security type for the Portfolio. Level 1 investments represents exchange-traded investments, while Level 2 investments represents matrix-priced investments.

	Level 1	Level 2	Total
Convertible Preferred Stock	59.85%	40.15%	100.00%
Preferred Stock	39.67%	60.33%	100.00%

The securities that have been deemed worthless in the “Schedule of investments” are considered to be Level 3 securities in this table.

During the period ended July 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolio may use futures in the normal course of pursuing its investment objective. The Portfolio may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

10 NQ-DPT-096 [7/14] 9/14 (13142)

(Unaudited)

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent, and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At July 31, 2014, the Portfolio had no securities on loan.

5. Credit and Market Risk

The Portfolio invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

NQ-DPT-096 [7/14] 9/14 (13142) 11

(Unaudited)

5. Credit and Market Risk (continued)

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2014, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified in the “Schedule of investments.”

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2014 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

12 NQ-DPT-096 [7/14] 9/14 (13142)

Schedule of investments

Delaware Pooled® Trust — The International Equity Portfolio
July 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.21%Δ
Australia – 2.27%
AMP	1,240,666	$6,264,772
QBE Insurance Group	443,529	4,484,480
		10,749,252
Belgium – 0.00%
Ageas VVPR Strip «=†	36,617	0
		0
China – 2.29%
China Mobile	593,500	6,484,881
Jardine Matheson
Holdings	73,215	4,370,139
		10,855,020
France – 12.40%
Cie de Saint-Gobain	172,995	8,417,389
GDF Suez VVPR Strip =†	162,519	0
Orange	662,084	10,367,783
Sanofi	140,006	14,699,357
Societe Generale	105,498	5,296,259
Total	185,763	11,980,733
Vallourec	129,682	5,738,665
Vinci	32,924	2,272,181
		58,772,367
Germany – 7.41%
Daimler	69,952	5,772,350
Deutsche Telekom	747,627	12,132,230
GEA Group	61,259	2,748,709
RWE	132,510	5,320,058
SAP	116,349	9,144,086
		35,117,433
Israel – 2.62%
Teva Pharmaceutical
Industries ADR	232,316	12,428,906
		12,428,906
Italy – 2.46%
ENI	457,834	11,650,007
		11,650,007
Japan – 17.37%
Canon	396,500	12,972,864
Honda Motor	138,200	4,811,358
Hoya	217,700	7,049,499
Kao	260,800	10,726,240
Kirin Holdings	671,800	9,417,708
NTT DOCOMO	306,900	5,382,368
Seven & I Holdings	206,073	8,576,687
Takeda Pharmaceutical	252,200	11,504,587
Tokio Marine Holdings	268,452	8,442,771
Tokyo Electron	52,500	3,429,811
		82,313,893
Netherlands – 6.42%
Koninklijke Ahold	629,820	10,981,747
Reed Elsevier	287,038	6,461,364
Royal Dutch Shell Class A	316,145	13,000,573
		30,443,684
Singapore – 4.70%
SembCorp Industries	1,062,000	4,650,575
Singapore Telecommunications	2,993,602	9,736,703
United Overseas Bank	408,542	7,884,310
		22,271,588
Spain – 7.10%
Banco Santander	497,970	5,003,250
Iberdrola	2,110,571	15,701,999
Telefonica	794,464	12,951,751
		33,657,000
Sweden – 1.70%
Ericsson LM Class B	468,192	5,829,620
Teliasonera	295,263	2,211,344
		8,040,964
Switzerland – 10.85%
ABB	529,459	12,175,759
Nestle	166,403	12,319,812
Novartis	168,249	14,636,630
Syngenta	2,128	753,812
Zurich Insurance Group	39,699	11,532,316
		51,418,329
Taiwan – 0.90%
Taiwan Semiconductor
Manufacturing ADR	213,732	4,274,640
		4,274,640
United Kingdom – 20.72%
AMEC	315,618	6,041,806
BG Group	497,382	9,808,005
BP	1,215,113	9,895,574

(continues)     NQ-DPT-031 [7/14] 9/14 (13145) 1

Schedule of investments

Delaware Pooled® Trust — The International Equity Portfolio (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
United Kingdom (continued)
Compass Group	446,000	$7,267,378
G4S	1,723,490	7,293,063
GlaxoSmithKline	520,397	12,540,919
National Grid	878,713	12,515,719
Pearson	154,405	2,974,381
Tesco	2,704,668	11,734,806
Unilever	312,120	13,485,627
Vodafone Group	1,395,951	4,648,651
		98,205,929
Total Common Stock
(cost $388,537,644)		470,199,012

	Principal
	amount°
Short-Term Investments – 0.34%
Discount Notes – 0.34%≠
Federal Home Loan Bank
0.05% 8/14/14	630,840	630,836
0.05% 8/15/14	79,030	79,029
0.06% 8/18/14	748,538	748,532
0.075% 11/19/14	125,444	125,417
Total Short-Term Investments
(cost $1,583,789)		1,583,814

Total Value of
Securities – 99.55%
(cost $390,121,433)		$471,782,826

Receivables and Other Assets Net of
Liabilities – 0.45%		2,149,419
Net Assets – 100.00%		$473,932,245
____________________

«	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2014,the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets. See Note 1 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at July 31, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	AUD	(9,766,000)	USD	9,116,024	10/31/14	$96,351
BNYM	HKD	(1,869,425)	USD	241,208	8/1/14	(4)
NT	JPY	(36,350,784)	USD	356,369	8/1/14	2,949
						$99,296

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
BNYM – BNY Mellon
HKD – Hong Kong Dollar
JPY – Japanese Yen
NT – Northern Trust
USD – United States Dollar
VVPR Strip – Dividend Coupon

2 NQ-DPT-031 [7/14] 9/14 (13145)

Notes

Delaware Pooled® Trust — The International Equity Portfolio
July 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010 – Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception date of the Portfolio.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At July 31, 2014, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

(continues)     NQ-DPT-031 [7/14] 9/14 (13145) 3

(Unaudited)

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which maybe reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

2. Investments

At July 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of Investments	$394,827,231
Aggregate unrealized appreciation	$102,735,393
Aggregate unrealized depreciation	(25,779,798)
Net unrealized appreciation	$76,955,595

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $178,010,832 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $156,031,998 expires in 2017 and $13,859,481 expires in 2018.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Oct. 31, 2013, short-term losses of $3,201 and long-term losses of $8,116,152 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

4 NQ-DPT-031 [7/14] 9/14 (13145)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$10,749,252	$—	$10,749,252
Belgium	—	—	—	—
China	—	10,855,020	—	10,855,020
France	—	58,772,367	—	58,772,367
Germany	—	35,117,433	—	35,117,433
Israel	12,428,906	—	—	12,428,906
Italy	—	11,650,007	—	11,650,007
Japan	—	82,313,893	—	82,313,893
Netherlands	—	30,443,684	—	30,443,684
Singapore	—	22,271,588	—	22,271,588
Spain	—	33,657,000	—	33,657,000
Sweden	—	8,040,964	—	8,040,964
Switzerland	—	51,418,329	—	51,418,329
Taiwan	4,274,640	—	—	4,274,640
United Kingdom	—	98,205,929	—	98,205,929
Short-Term Investments	—	1,583,814	—	1,583,814
Total	$16,703,546	$455,079,280	$—	$471,782,826
Foreign Currency Exchange
Contracts	$—	$99,296	$—	$99,296

As a result of utilizing international fair value pricing at July 31, 2014, the majority of the portfolio was categorized as level 2.

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 securities in this table.

During the period ended July 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded , causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

(continues)     NQ-DPT-031 [7/14] 9/14 (13145) 5

(Unaudited)

2. Investments (continued)

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Portfolio may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

6 NQ-DPT-031 [7/14] 9/14 (13145)

(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2014, the Portfolio had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of July 31, 2014, there were no Rule 144A securities and no securities held by the Portfolio have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2014 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-031 [7/14] 9/14 (13145) 7

Schedule of investments

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
July 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.46%Δ
Australia – 2.46%
AMP	1,130,681	$5,709,400
QBE Insurance Group	442,066	4,469,687
		10,179,087
Belgium – 0.00%
Ageas VVPR Strip «=†	15,275	0
		0
France – 13.74%
Cie de Saint-Gobain	145,706	7,089,593
GDF Suez	319,994	8,250,890
GDF Suez VVPR Strip =†	101,871	0
Orange	577,422	9,042,034
Sanofi	122,961	12,909,787
Societe Generale	92,738	4,655,676
Total	120,630	7,779,998
Vallourec	113,996	5,044,531
Vinci	28,760	1,984,812
		56,757,321
Germany – 7.31%
Daimler	57,753	4,765,703
GEA Group	57,726	2,590,183
RWE	109,231	4,385,445
SAP	107,517	8,449,962
Telefonica Deutschland
Holding	1,278,446	9,995,578
		30,186,871
Israel – 2.69%
Teva Pharmaceutical
Industries ADR	207,700	11,111,950
		11,111,950
Japan – 18.11%
Canon	371,000	12,138,544
Honda Motor	121,300	4,222,994
Hoya	186,900	6,052,142
Kao	228,800	9,410,137
Kirin Holdings	603,400	8,458,834
NTT DOCOMO	260,700	4,572,119
Seven & I Holdings	204,000	8,490,410
Takeda Pharmaceutical	224,500	10,240,998
Tokio Marine Holdings	257,400	8,095,188
Tokyo Electron	48,400	3,161,959
		74,843,325
Netherlands – 7.23%
Koninklijke Ahold	514,756	8,975,453
Reed Elsevier	271,933	6,121,343
Royal Dutch Shell Class A	359,012	14,763,357
		29,860,153
Singapore – 5.37%
SembCorp Industries	999,000	4,374,693
Singapore
Telecommunications	3,371,000	10,964,192
United Overseas Bank	354,019	6,832,090
		22,170,975
Spain – 7.25%
Banco Santander	438,195	4,402,673
Iberdrola	1,828,034	13,600,010
Telefonica	732,483	11,941,306
		29,943,989
Sweden – 1.74%
Ericsson Class B	419,426	5,222,418
Teliasonera	261,721	1,960,135
		7,182,553
Switzerland – 10.84%
ABB †	457,627	10,523,867
Nestle	143,010	10,587,888
Novartis	147,321	12,816,022
Syngenta	1,846	653,917
Zurich Insurance Group †	35,111	10,199,530
		44,781,224
United Kingdom – 22.72%
AMEC	320,615	6,137,462
BG Group	472,494	9,317,232
BP	1,447,823	11,790,706
Compass Group	396,054	6,453,530
G4S	1,635,191	6,919,420
GlaxoSmithKline	460,751	11,103,525
National Grid	836,740	11,917,887
Pearson	136,388	2,627,311
Sainsbury (J.)	705,378	3,717,956
Tesco	1,573,598	6,827,406
Unilever	286,886	12,395,353
Vodafone Group	1,402,331	4,669,897
		93,877,685
Total Common Stock
(cost $348,457,622)		410,895,133

(continues)    NQ-DPT-094 [7/14] 9/14 (13144) 1

Schedule of investments

Delaware Pooled® Trust — The Labor Select International Equity Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investment – 0.39%
Discount Note – 0.39%≠
Federal Home Loan Bank
0.05% 8/14/14	1,598,840	$1,598,829

Total Short-Term Investment
(cost $1,598,811)		1,598,829

Total Value of
Securities – 99.85%
(cost $350,056,433)		412,493,962
Receivables and Other Assets Net of
Liabilities – 0.15%		632,138
Net Assets – 100.00%		$413,126,100
____________________

«	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at July 31, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	AUD	(9,444,000)	USD	8,815,455	10/31/14	$93,174
BNYM	EUR	49,253	USD	(65,915)	8/4/14	38
BNYM	EUR	22,400	USD	(29,979)	8/5/14	17
NTI	JPY	(32,590,445)	USD	319,504	8/1/14	2,644
						$95,873

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
BNYM – BNY Mellon
EUR – European Monetary Unit
JPY – Japanese Yen
NTI – Northern Trust Investments, Inc.
USD – United States Dollar
VVPR Strip – Dividend Coupon

2 NQ-DPT-094 [7/14] 9/14 (13144)

Notes

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
July 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Labor Select International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception date of the Portfolio.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At July 31, 2014, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

(continues)     NQ-DPT-094 [7/14] 9/14 (13144) 3

(Unaudited)

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

2. Investments

At July 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$353,126,955
Aggregate unrealized appreciation	$83,184,070
Aggregate unrealized depreciation	(23,817,063)
Net unrealized appreciation	$59,367,007

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $90,062,151 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $71,586,349 expires in 2017 and $18,475,802 expires in 2018.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Oct. 31, 2013, long-term losses of $7,908,885 carried forward under the Act.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Inputs are significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments) (Examples: broker-quoted securities, fair valued securities)

4 NQ-DPT-094 [7/14] 9/14 (13144)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2014:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$10,179,087	$10,179,087
Belgium	—	—	—
France	—	56,757,321	56,757,321
Germany	—	30,186,871	30,186,871
Israel	11,111,950	—	11,111,950
Japan	—	74,843,325	74,843,325
Netherlands	—	29,860,153	29,860,153
Singapore	—	22,170,975	22,170,975
Spain	—	29,943,989	29,943,989
Sweden	—	7,182,553	7,182,553
Switzerland	—	44,781,224	44,781,224
United Kingdom	—	93,877,685	93,877,685
Short-Term Investment	—	1,598,829	1,598,829
Total	$11,111,950	$401,382,012	$412,493,962
Foreign Currency Exchange
Contracts	$—	$95,873	$95,873

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 securities in this table.

During the period ended July 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

(continues)     NQ-DPT-094 [7/14] 9/14 (13144) 5

(Unaudited)

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments Family of Funds®, may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent, and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

6 NQ-DPT-094 [7/14] 9/14 (13144)

(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2014, the Portfolio had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2014, there were no Rule 144A securities held by the Portfolio and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2014 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-094 [7/14] 9/14 (13144) 7

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio
July 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.95%²
Consumer Discretionary – 19.55%
Discovery Communications
Class A †	4,268	$363,676
eBay †	208,168	10,991,270
L Brands	158,515	9,189,115
Liberty Interactive Class A †	367,818	10,317,295
NIKE Class B	75,690	5,837,970
Priceline Group †	9,005	11,188,262
Sally Beauty Holdings †	135,425	3,514,279
		51,401,867
Consumer Staples – 4.88%
Walgreen	186,572	12,830,556
		12,830,556
Energy – 8.17%
EOG Resources	125,677	13,754,091
Williams	136,325	7,720,085
		21,474,176
Financial Services – 19.89%
CME Group	69,609	5,146,889
Crown Castle International	161,393	11,972,133
IntercontinentalExchange	37,189	7,148,470
MasterCard Class A	176,270	13,070,421
Progressive	44,091	1,033,493
Visa Class A	66,028	13,932,568
		52,303,974
Healthcare – 15.70%
Allergan	82,407	13,668,025
Celgene †	171,252	14,924,612
Novo Nordisk ADR	165,509	7,621,689
Perrigo	33,615	5,057,377
		41,271,703
Materials & Processing – 1.44%
Syngenta ADR	53,568	3,800,114
		3,800,114
Technology – 29.32%
Adobe Systems †	143,611	9,924,956
Baidu ADR †	28,850	6,233,043
Equinix †	41,110	8,818,917
Google Class A †	10,476	6,071,366
Google Class C †	10,565	6,038,954
Intuit	101,801	8,344,628
Microsoft	324,652	14,011,980
QUALCOMM	168,650	12,429,505
VeriFone Systems †	75,104	2,516,735
Yelp †	40,306	2,706,951
		77,097,035
Total Common Stock (cost $180,319,577)		260,179,425

	Principal
	amount°
Short-Term Investments – 1.34%
Discount Notes – 0.49%≠
Federal Home Loan Bank
0.05% 8/14/14	327,061	327,059
0.05% 8/15/14	309,623	309,620
0.06% 8/18/14	167,152	167,150
0.075% 11/19/14	491,464	491,359
		1,295,188
Repurchase Agreements – 0.76%
Bank of America Merrill Lynch
0.04%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $620,762
(collateralized by U.S.
government obligations
0.00% - 0.375%
6/25/15 - 2/15/24; market
value $633,177)	620,761	620,761
Bank of Montreal
0.07%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $206,921
(collateralized by U.S.
government obligations
0.00% - 4.375%
8/21/14 - 11/15/43;
market value $211,059)	206,921	206,921

(continues)     NQ-DPT-192 [7/14] 9/14 (13133) 1

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.07%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price
$1,161,320 (collateralized
by U.S. government
obligations
0.00% - 2.75%
8/7/14 - 11/15/23; market
value $1,184,545)	1,161,318	$1,161,318
		1,989,000
U.S. Treasury Obligation – 0.09%≠
U.S. Treasury Bill 0.093%
11/13/14	230,712	230,690
		230,690

Total Short-Term Investments
(cost $3,514,820)		3,514,878

Total Value of
Securities – 100.29%
(cost $183,834,397)		263,694,303

Liabilities Net of Receivables and Other
Assets – (0.29%)		(760,764)
Net Assets – 100.00%		$262,933,539
____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

ADR – American Depositary Receipt

2 NQ-DPT-192 [7/14] 9/14 (13133)

Notes

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio
July 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Large-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception of the Portfolio.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

(continues)     NQ-DPT-192 [7/14] 9/14 (13133) 3

(Unaudited)

2. Investments

At July 31, 2014, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of Investments	$184,747,063
Aggregate unrealized appreciation	$81,120,103
Aggregate unrealized depreciation	(2,172,863)
Net unrealized appreciation	$78,947,240

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $129,337 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $129,337 expires in 2018.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. As of Oct. 31, 2013, the Portfolio had no capital loss carryforwards under the Act.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-DPT-192 [7/14] 9/14 (13133)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2014:

	Level 1	Level 2	Total
Common Stock	$260,179,425	$—	$260,179,425
Short-Term Investments	—	3,514,878	3,514,878
Total	$260,179,425	$3,514,878	$263,694,303

During the period ended July 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2014, there were no Level 3 investments.

3. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities.With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a Series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

(continues)     NQ-DPT-192 [7/14] 9/14 (13133) 5

(Unaudited)

3. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2014, the Portfolio had no securities out on loan.

4. Credit and Market Risk

Because the Portfolio expects to hold a concentrated portfolio of a limited number of securities, the Portfolio’s risk is increased because each investment has a greater effect on the Portfolio’s overall performance.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2014, there were no Rule 144A securities and no securities held by the Portfolio have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2014 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

6 NQ-DPT-192 [7/14] 9/14 (13133)

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio
July 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 96.77%
Consumer Discretionary – 5.89%
Johnson Controls	77,800	$3,675,272
Lowe’s	83,800	4,009,830
		7,685,102
Consumer Staples – 11.52%
Archer-Daniels-Midland	82,800	3,841,920
CVS Caremark	51,700	3,947,812
Kraft Foods Group	65,233	3,495,510
Mondelez International
Class A	104,400	3,758,400
		15,043,642
Energy – 14.75%
Chevron	30,400	3,928,896
ConocoPhillips	45,800	3,778,500
Halliburton	56,000	3,863,440
Marathon Oil	100,100	3,878,875
Occidental Petroleum	39,000	3,810,690
		19,260,401
Financials – 12.19%
Allstate	66,600	3,892,770
Bank of New York Mellon	107,800	4,208,512
BB&T	106,600	3,946,332
Marsh & McLennan	76,100	3,863,597
		15,911,211
Healthcare – 18.07%
Baxter International	52,800	3,943,632
Cardinal Health	56,500	4,048,225
Johnson & Johnson	39,400	3,943,546
Merck	67,700	3,841,298
Pfizer	130,611	3,748,536
Quest Diagnostics	66,600	4,069,260
		23,594,497
Industrials – 8.95%
Northrop Grumman	31,800	3,919,986
Raytheon	41,500	3,766,955
Waste Management	89,000	3,995,210
		11,682,151
Information Technology – 13.39%
Broadcom Class A	102,900	3,936,954
Cisco Systems	156,800	3,956,064
Intel	127,700	4,327,753
Motorola Solutions	14,900	948,832
Xerox	324,500	4,302,870
		17,472,473
Materials – 3.00%
duPont (E.I.) deNemours	60,900	3,916,479
		3,916,479
Telecommunications – 6.08%
AT&T	110,200	3,922,018
Verizon Communications	79,600	4,013,432
		7,935,450
Utilities – 2.93%
Edison International	69,800	3,825,040
		3,825,040
Total Common Stock (cost $108,037,265)		126,326,446

	Principal
	amount°
Short-Term Investments – 3.07%
Discount Notes – 2.67%≠
Federal Home Loan Bank
0.05% 8/14/14	3,311,842	3,311,819
0.05% 8/15/14	69,564	69,564
0.075% 11/19/14	110,419	110,395
		3,491,778
Repurchase Agreements – 0.34%
Bank of America Merrill Lynch
0.04%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $140,132
(collateralized by U.S.
government obligations
0.00% - 0.375% 6/25/15
- 2/15/24; market value
$142,934)	140,132	140,132
Bank of Montreal
0.07%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $46,710
(collateralized by U.S.
government obligations
0.00% - 4.375% 8/21/14
- 11/15/43; market value
$47,645)	46,710	46,710

(continues)     NQ-DPT-029 [7/31/14] 9/14 (13146) 1

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.07%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $262,159
(collateralized by U.S.
government obligations
0.00% - 2.75% 8/7/14 -
11/15/23; market value
$267,401)	262,158	$262,158
		449,000
U.S. Treasury Obligation – 0.06%≠
U.S. Treasury Bill 0.093%
11/13/14	72,681	72,674
		72,674

Total Short-Term Investments
(cost $4,013,402)		4,013,452
Total Value of
Securities – 99.84%
(cost $112,050,667)		$130,339,898
Receivables and Other Assets Net of
Liabilities – 0.16%		205,014
Net Assets – 100.00%		$130,544,912
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

2     NQ-DPT-029 [7/31/14] 9/14 (13146)

Notes

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio
July 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust – The Large-Cap Value Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book–entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex–dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

(continues)     NQ-DPT-029 [7/31/14] 9/14 (13146) 3

(Unaudited)

2. Investments

At July 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of Investments	$112,067,947
Aggregate unrealized appreciation	$18,605,973
Aggregate unrealized depreciation	(334,022)
Net unrealized appreciation	$18,271,951

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $207,581 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $207,581 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. As of Oct. 31, 2013, the Portfolio had no capital loss carryforwards under the Act.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three–level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-DPT-029 [7/31/14] 9/14 (13146)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2014:

	Level 1	Level 2	Total
Common Stock	$126,326,446	$—	$126,326,446
Short-Term Investments	—	4,013,452	4,013,452
Total	$126,326,446	$4,013,452	$130,339,898

During the period ended July 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2014, there were no Level 3 investments.

3. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

(continues)     NQ-DPT-029 [7/31/14] 9/14 (13146) 5

(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2014, the Portfolio had no securities out on loan.

4. Credit and Market Risk

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day–to–day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2014, there were no Rule 144A securities and no securities held by the Portfolio have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2014 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

6 NQ-DPT-029 [7/31/14] 9/14 (13146)

Schedule of investments
Delaware REIT Fund	July 31, 2014 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 95.74%
Diversified REITs – 4.66%
Lexington Realty Trust	76,800	$840,192
Vornado Realty Trust	68,332	7,244,559
Washington Real Estate Investment Trust	114,200	3,097,104
		11,181,855
Healthcare REITs – 6.94%
Health Care REIT	41,600	2,647,008
Healthcare Realty Trust	96,199	2,376,115
Healthcare Trust of America Class A	210,600	2,508,246
Sabra Health Care REIT	84,600	2,343,420
Ventas	106,977	6,793,040
		16,667,829
Hotel REITs – 8.94%
DiamondRock Hospitality	226,700	2,779,342
Host Hotels & Resorts	475,264	10,332,239
Pebblebrook Hotel Trust	71,913	2,617,633
RLJ Lodging Trust	114,110	3,199,644
Strategic Hotels & Resorts †	223,000	2,544,430
		21,473,288
Industrial REITs – 5.45%
DCT Industrial Trust	208,700	1,634,121
First Industrial Realty Trust	99,470	1,795,433
Prologis	236,457	9,649,810
		13,079,364
Mall REITs – 15.58%
CBL & Associates Properties	68,600	1,282,820
General Growth Properties	271,211	6,338,201
Macerich	40,151	2,610,217
Simon Property Group	137,258	23,085,423
Taubman Centers	55,400	4,075,224
		37,391,885
Manufactured Housing REIT – 0.57%
Equity Lifestyle Properties	30,736	1,361,297
		1,361,297
Multifamily REITs – 19.18%
American Campus Communities	93,400	3,635,128
Apartment Investment & Management	102,900	3,517,122
AvalonBay Communities	58,351	8,640,616
Camden Property Trust	52,786	3,819,595
Equity Residential	165,623	10,707,527
Essex Property Trust	36,327	6,886,509
Post Properties	62,200	3,371,240

NQ-095 [7/14] 9/14 (13148) 1

Schedule of investments
Delaware REIT Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Multifamily REITs (continued)
UDR	187,900	$5,464,132
		46,041,869
Office REITs – 13.73%
Boston Properties	85,874	10,257,649
Brandywine Realty Trust	188,501	2,931,191
Douglas Emmett	84,800	2,415,952
Gramercy Property Trust	251,000	1,483,410
Highwoods Properties	116,900	4,917,983
Kilroy Realty	62,175	3,844,902
SL Green Realty	65,962	7,110,704
		32,961,791
Office/Industrial REITs – 3.50%
CyrusOne	42,400	1,053,640
Duke Realty	269,000	4,839,310
PS Business Parks	30,529	2,518,643
		8,411,593
Self-Storage REITs – 3.04%
Extra Space Storage	37,194	1,924,046
Public Storage	31,266	5,365,558
		7,289,604
Shopping Center REITs – 9.86%
DDR	367,975	6,454,281
Federal Realty Investment Trust	24,076	2,939,680
Kimco Realty	187,479	4,195,780
Ramco-Gershenson Properties Trust	155,300	2,577,980
Regency Centers	87,219	4,741,225
Tanger Factory Outlet Centers	61,900	2,144,835
Washington Prime Group †	32,129	606,917
		23,660,698
Single Tenant REITs – 3.07%
American Realty Capital Properties	350,000	4,588,500
Spirit Realty Capital	240,911	2,787,340
		7,375,840
Specialty REITs – 1.22%
American Residential Properties †	79,949	1,448,676
EPR Properties	27,700	1,493,030
		2,941,706
Total Common Stock (cost $203,426,388)		229,838,619

2 NQ-095 [7/14] 9/14 (13148)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 4.08%
Discount Notes – 1.16%≠
Federal Home Loan Bank
0.05% 8/14/14	986,793	$986,786
0.05% 8/15/14	339,764	339,762
0.06% 8/18/14	914,323	914,315
0.075% 11/19/14	539,309	539,193
		2,780,056
Repurchase Agreements – 2.76%
Bank of America Merrill Lynch
0.04%, dated 7/31/14, to be repurchased on 8/1/14,
repurchase price $2,066,398 (collateralized by U.S.
government obligations 0.00% - 0.375% 6/25/15 -
2/15/24; market value $2,107,724)	2,066,396	2,066,396
Bank of Montreal
0.07%, dated 7/31/14, to be repurchased on 8/1/14,
repurchase price $688,799 (collateralized by U.S.
government obligations 0.00% - 4.375% 8/21/14 -
11/15/43; market value $702,575)	688,799	688,798
BNP Paribas
0.07%, dated 7/31/14, to be repurchased on 8/1/14,
repurchase price $3,865,814 (collateralized by U.S.
government obligations 0.00% - 2.75% 8/7/14 -
11/15/23; market value $3,943,122)	3,865,806	3,865,806
		6,621,000
U.S. Treasury Obligation – 0.16%≠
U.S. Treasury Bill 0.093% 11/13/14	384,076	384,040
		384,040
Total Short-Term Investments (cost $9,784,989)		9,785,096
Total Value of Securities – 99.82%
(cost $213,211,377)		239,623,715

Receivables and Other Assets Net of Liabilities – 0.18%		443,286
Net Assets – 100.00%		$240,067,001

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

REIT – Real Estate Investment Trust

NQ-095 [7/14] 9/14 (13148) 3

Notes
Delaware REIT Fund	July 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Real Estate Investment Trust Portfolio (Delaware REIT Fund or Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

4 NQ-095 [7/14] 9/14 (13148)

(Unaudited)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays distributions from net investment income quarterly and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At July 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$217,061,779
Aggregate unrealized appreciation	$26,562,875
Aggregate unrealized depreciation	(4,000,939)
Net unrealized appreciation	$22,561,936

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples:, equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples:, debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples:, broker-quoted securities, fair valued securities)

NQ-095 [7/14] 9/14 (13148) 5

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2014:

	Level 1	Level 2	Total
Common Stock	$229,838,619	$—	$229,838,619
Short-Term Investments	—	9,785,096	9,785,096
Total	$229,838,619	$9,785,096	$239,623,715

During the period ended July 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2014, there were no Level 3 investments.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan.

6 NQ-095 [7/14] 9/14 (13148)

(Unaudited)

As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended July 31, 2014, the Fund had no securities out on loan.

4. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

NQ-095 [7/14] 9/14 (13148) 7

(Unaudited)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2014, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events

Effective September 25, 2014, all remaining shares of Class B were converted to Class A shares.

Management has determined that no other material events or transactions occurred subsequent to July 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8 NQ-095 [7/14] 9/14 (13148)

Schedules of investments

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II
July 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 95.53%
Diversified REITs – 4.64%
Lexington Realty Trust	1,375	$15,043
Vornado Realty Trust	1,230	130,405
Washington Real Estate
Investment Trust	2,075	56,274
		201,722
Healthcare REITs – 6.90%
Health Care REIT	745	47,404
Healthcare Realty Trust	1,745	43,102
Healthcare Trust of America
Class A	3,830	45,615
Sabra Health Care REIT	1,545	42,797
Ventas	1,910	121,285
		300,203
Hotel REITs – 8.95%
DiamondRock Hospitality	4,085	50,082
Host Hotels & Resorts	8,643	187,899
Pebblebrook Hotel Trust	1,305	47,502
RLJ Lodging Trust	2,040	57,202
Strategic Hotels & Resorts †	4,060	46,325
		389,010
Industrial REITs – 5.39%
DCT Industrial Trust	3,745	29,323
First Industrial Realty Trust	1,775	32,039
Prologis	4,235	172,830
		234,192
Mall REITs – 15.55%
CBL & Associates Properties	1,225	22,908
General Growth Properties	4,923	115,051
Macerich	728	47,327
Simon Property Group	2,486	418,120
Taubman Centers	990	72,824
		676,230
Manufactured Housing REIT – 0.55%
Equity Lifestyle Properties	535	23,695
		23,695
Multifamily REITs – 19.77%
American Campus
Communities	1,695	65,969
American Residential
Properties †	1,405	25,459
Apartment Investment &
Management	1,935	66,138
AvalonBay Communities	1,062	157,261
Camden Property Trust	935	67,657
Equity Residential	3,005	194,273
Essex Property Trust	649	123,031
Post Properties	1,130	61,246
UDR	3,385	98,436
		859,470
Office REITs – 13.78%
Boston Properties	1,555	185,745
Brandywine Realty Trust	3,431	53,352
Douglas Emmett	1,515	43,162
Gramercy Property Trust	4,935	29,166
Highwoods Properties	2,120	89,188
Kilroy Realty	1,130	69,879
SL Green Realty	1,195	128,821
		599,313
Office/Industrial REITs – 3.47%
CyrusOne	760	18,886
Duke Realty	4,820	86,712
PS Business Parks	550	45,375
		150,973
Self-Storage REITs – 3.04%
Extra Space Storage	660	34,142
Public Storage	570	97,818
		131,960
Shopping Center REITs – 9.82%
DDR	6,635	116,378
Federal Realty Investment
Trust	423	51,648
Kimco Realty	3,405	76,204
Ramco-Gershenson Properties
Trust	2,860	47,476
Regency Centers	1,575	85,617
Tanger Factory Outlet Centers	1,125	38,981
Washington Prime Group †	563	10,635
		426,939
Single Tenant REITs – 3.07%
American Realty Capital
Properties	6,385	83,707
Spirit Realty Capital	4,300	49,751
		133,458
Specialty REIT – 0.60%
EPR Properties	485	26,142
		26,142
Total Common Stock (cost $3,731,583)		4,153,307

(continues)     NQ-DPT-188 [7/14] 9/14 (13137) 1

Schedules of investments

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments – 4.70%
Discount Notes – 1.40%≠
Federal Home Loan Bank
0.05% 8/14/14	22,159	$22,159
0.05% 8/15/14	8,092	8,092
0.06% 8/18/14	17,990	17,990
0.075% 11/19/14	12,845	12,842
		61,083
Repurchase Agreements - 3.17%
Bank of America Merrill Lynch
0.04%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $43,069
(collateralized by U.S.
government obligations
0.00% - 0.375% 6/25/15
- 2/15/24; market value
$43,931)	43,069	43,069
Bank of Montreal
0.07%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $14,356
(collateralized by U.S.
government obligations
0.00% - 4.375% 8/21/14
- 11/15/43; market value
$14,644)	14,357	14,357
BNP Paribas
0.07%, dated 7/31/14, to
be repurchased on 8/1/14,
repurchase price $80,574
(collateralized by U.S.
government obligations
0.00% - 2.75% 8/7/14 -
11/15/23; market value
$82,186)	80,574	80,574
		138,000
U.S. Treasury Obligation – 0.13%≠
U.S. Treasury Bill 0.093%
11/13/14	5,468	5,467
		5,467
Total Short-Term Investments
(cost $204,549)		204,550
Total Value of
Securities – 100.23%
(cost $3,936,132)		4,357,857

Liabilities Net of Receivables and Other
Assets – (0.23%)		(10,188)
Net Assets – 100.00%		$4,347,669
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

REIT – Real Estate Investment Trust

2 NQ-DPT-188 [7/14] 9/14 (13137)

Notes

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II
July 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Real Estate Investment Trust Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

(continues)     NQ-DPT-188 [7/14] 9/14 (13137) 3

(Unaudited)

2. Investments

At July 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$4,010,114
Aggregate unrealized appreciation	$424,731
Aggregate unrealized depreciation	(76,988)
Net unrealized appreciation	$347,743

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $1,957,080 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $413,280 expires in 2016, $1,521,902 expires in 2017 and $21,898 expires in 2018.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. As of Oct. 31, 2013, the Portfolio had no capital loss carryforwards under the Act.

U.S. GAAP defines fair value as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Inputs are significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments) (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-DPT-188 [7/14] 9/14 (13137)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2014:

	Level 1	Level 2	Total
Common Stock	$4,153,307	$—	$4,153,307
Short-Term Investments	—	204,550	204,550
Total	$4,153,307	$204,550	$4,357,857

During the period ended July 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2014, there were no Level 3 investments.

3. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2014, the Portfolio had no securities out on loan.

(continues)     NQ-DPT-188 [7/14] 9/14 (13137) 5

(Unaudited)

4. Credit and Market Risk

The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2014, there were no Rule 144A securities and no securities held by the Portfolio have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

5. Subsequent Events

On Aug. 20, 2014, the Board responsible for The Real Estate Investment Trust Portfolio II voted and approved a proposal to liquidate and dissolve the Portfolio. The liquidation and dissolution is expected to take effect on or about Oct. 31, 2014. Effective at the close of business on Aug. 21, 2014, the Portfolio will be closed to new investors. The Portfolio will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until five business days before the liquidation date. Please read the prospectus and related supplements dated Aug. 21, 2014 for more information concerning this event.

With the exception of the event disclosed above, management has determined that no other material events or transactions occurred subsequent to July 31, 2014 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

6 NQ-DPT-188 [7/14] 9/14 (13137)

Schedules of investments

Delaware Pooled® Trust — The Select 20 Portfolio
July 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.42%²
Consumer Discretionary – 17.40%
eBay †	85,775	$4,528,920
L Brands	79,250	4,594,123
Liberty Interactive Class A †	186,925	5,243,246
Priceline Group †	3,790	4,708,885
		19,075,174
Consumer Staples – 2.91%
Walgreen	46,350	3,187,489
		3,187,489
Energy – 5.96%
EOG Resources	59,750	6,539,040
		6,539,040
Financial Services – 20.03%
CommonWealth REIT	149,875	4,025,643
Crown Castle International	73,125	5,424,413
IntercontinentalExchange	25,800	4,959,276
Visa Class A	35,825	7,559,433
		21,968,765
Healthcare – 11.56%
Allergan	44,050	7,306,133
Celgene †	61,675	5,374,976
		12,681,109
Producer Durables – 2.91%
Zebra Technologies †	39,875	3,192,791
		3,192,791
Technology – 32.69%
Adobe Systems †	91,775	6,342,570
Google Class A †	5,800	3,361,390
Google Class C †	5,800	3,315,280
Intuit	64,450	5,282,967
Microsoft	156,900	6,771,804
QUALCOMM	78,150	5,759,655
VeriFone Systems †	149,475	5,008,907
		35,842,573
Utilities – 4.96%
j2 Global	111,250	5,442,350
		5,442,350
Total Common Stock (cost $70,403,784)		107,929,291

	Principal
	amount°
Short-Term Investments – 3.50%
Discount Notes – 3.08%≠
Federal Home Loan Bank
0.05% 8/14/14	1,890,839	$1,890,825
0.05% 8/15/14	204,312	204,310
0.06% 8/18/14	965,790	965,781
0.075% 11/19/14	324,304	324,235
		3,385,151
U.S. Treasury Obligation – 0.42%≠
U.S. Treasury Bill 0.093%
11/13/14	457,824	457,781
		457,781

Total Short-Term Investments
(cost $3,842,805)		3,842,932

Total Value of
Securities – 101.92%
(cost $74,246,589)		111,772,223

Liabilities Net of Receivables and Other
Assets – (1.92%)		(2,109,535)
Net Assets – 100.00%		$109,662,688
____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

REIT – Real Estate Investment Trust

NQ-DPT-198 [7/14] 9/14 (13143) 1

Notes

Delaware Pooled® Trust — The Select 20 Portfolio
July 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Select 20 Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010 – Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At July 31, 2014, the Portfolio held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At July 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$74,747,590
Aggregate unrealized appreciation	$37,950,676
Aggregate unrealized depreciation	(926,043)
Net unrealized appreciation	$37,024,633

2 NQ-DPT-198 [7/14] 9/14 (13143)

(Unaudited)

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $707,317 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. As of Oct. 31, 2013, the Portfolio had no capital loss carryforwards under the Act.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Inputs are significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2014:

	Level 1	Level 2	Total
Common Stock	$107,929,291	$—	$107,929,291
Short-Term Investments	—	3,842,932	3,842,932
Total	$107,929,291	$3,842,932	$111,772,223

(continues)     NQ-DPT-198 [7/14] 9/14 (13143) 3

(Unaudited)

2. Investments (continued)

During the period ended July 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2014, there were no Level 3 investments.

3. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2014, the Portfolio had no securities out on loan.

4. Credit and Market Risk

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines. Because the Portfolio expects to hold a concentrated portfolio of a limited number of securities, the Portfolio’s risk is increased because each investment has a greater effect on the Portfolio’s overall performance.

4 NQ-DPT-198 [7/14] 9/14 (13143)

(Unaudited)

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2014 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-198 [7/14] 9/14 (13143) 5

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: